UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Allocation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805770.102

AAL-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.2%
	Shares	Value
Equity Funds - 57.2%
Fidelity Consumer Discretionary Central Investment Portfolio (d)	131,735	$ 13,991,595
Fidelity Consumer Staples Central Investment Portfolio (d)	104,452	10,925,662
Fidelity Energy Central Investment Portfolio (d)	119,634	12,226,563
Fidelity Financials Central Investment Portfolio (d)	281,481	29,290,892
Fidelity Health Care Central Investment Portfolio (d)	152,990	16,086,870
Fidelity Industrials Central Investment Portfolio (d)	136,082	14,079,014
Fidelity Information Technology Central Investment Portfolio (d)	170,950	19,365,267
Fidelity Materials Central Investment Portfolio (d)	38,117	3,955,447
Fidelity Telecom Services Central Investment Portfolio (d)	40,291	4,443,667
Fidelity Utilities Central Investment Portfolio (d)	46,372	4,847,740
TOTAL EQUITY FUNDS (Cost $125,881,653)		129,212,717
Fixed-Income Funds - 25.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Investment Portfolio (d)	65,087	6,529,528
Fidelity High Income Central Investment Portfolio 1 (d)	47,167	4,603,451
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,132,979
Investment Grade Fixed-Income Funds - 21.0%
Fidelity Tactical Income Central Investment Portfolio (d)	483,662	47,437,582
TOTAL FIXED-INCOME FUNDS (Cost $58,029,875)		58,570,561
Common Stocks - 4.4%

Australia - 0.0%
BHP Billiton Ltd. sponsored ADR	2,300	96,830
Austria - 0.1%
OMV AG	2,600	138,641
Canada - 0.2%
Canadian Natural Resources Ltd.	5,200	273,008
Talisman Energy, Inc.	11,900	208,866
TOTAL CANADA		481,874
Finland - 0.0%
Metso Corp. sponsored ADR	1,900	70,832
France - 0.6%
AXA SA	5,833	217,338
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	2,000	$ 212,551
Compagnie Generale de Geophysique SA (a)	900	145,288
Neopost SA	1,500	175,364
Nexity	1,600	92,410
Pernod Ricard SA	1,000	218,188
Renault SA	1,100	128,107
Societe Generale Series A	1,600	258,290
TOTAL FRANCE		1,447,536
Germany - 0.7%
Allianz AG (Reg.)	1,100	187,550
Bayer AG	2,100	104,160
Deutsche Postbank AG	1,300	101,466
E.ON AG	3,000	381,601
Heidelberger Druckmaschinen AG	4,000	160,509
Linde AG	1,200	105,914
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,700	256,094
Pfleiderer AG	4,775	108,651
Techem AG	1,700	77,778
TOTAL GERMANY		1,483,723
Hong Kong - 0.1%
Techtronic Industries Co. Ltd.	82,000	120,829
India - 0.1%
Infosys Technologies Ltd.	4,162	161,891
Italy - 0.2%
Banca Intesa Spa	18,100	121,514
Fiat Spa (a)	13,300	190,507
Unicredito Italiano Spa	22,000	175,460
TOTAL ITALY		487,481
Japan - 0.9%
Aeon Co. Ltd.	7,300	183,751
Credit Saison Co. Ltd.	2,800	126,172
Daiwa Securities Group, Inc.	8,000	95,336
Fanuc Ltd.	1,200	95,166
Hoya Corp.	3,500	127,305
Mitsui Fudosan Co. Ltd.	5,000	112,015
Nikko Cordial Corp.	12,500	158,652
Nintendo Co. Ltd.	700	143,584
Nitto Denko Corp.	2,500	179,522
ORIX Corp.	790	209,621
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	2,200	$ 95,502
Sumitomo Electric Industries Ltd.	8,500	109,694
Sumitomo Mitsui Financial Group, Inc.	23	258,614
T&D Holdings, Inc.	1,100	81,613
TOTAL JAPAN		1,976,547
Korea (South) - 0.2%
Daegu Bank Co. Ltd.	4,540	76,037
Kookmin Bank sponsored ADR	1,200	96,696
Samsung Electronics Co. Ltd.	370	250,182
Shinsegae Co. Ltd.	114	56,567
TOTAL KOREA (SOUTH)		479,482
Netherlands - 0.2%
ING Groep NV (Certificaten Van Aandelen)	4,500	195,435
Koninklijke Numico NV	3,200	148,660
Koninklijke Philips Electronics NV (NY Shares)	4,200	144,144
TOTAL NETHERLANDS		488,239
Norway - 0.1%
Norsk Hydro ASA	5,260	136,760
Renewable Energy Corp. AS	3,700	51,797
TOTAL NORWAY		188,557
South Africa - 0.0%
Nedbank Group Ltd.	3,100	47,456
Spain - 0.0%
Inditex SA	1,000	45,111
Sweden - 0.1%
Atlas Copco AB (A Shares)	5,000	128,678
Switzerland - 0.5%
Novartis AG (Reg.)	5,050	288,456
Roche Holding AG (participation certificate)	2,252	415,194
Syngenta AG sponsored ADR	5,400	159,354
UBS AG (NY Shares)	5,300	300,881
TOTAL SWITZERLAND		1,163,885
Taiwan - 0.1%
Advanced Semiconductor Engineering, Inc.	155,000	159,262
Turkey - 0.0%
Finansbank AS	20,684	81,200
Common Stocks - continued
	Shares	Value
United Kingdom - 0.1%
Benfield Group PLC	10,500	$ 73,776
Reckitt Benckiser PLC	3,400	141,136
Tesco PLC	14,700	105,596
TOTAL UNITED KINGDOM		320,508
United States of America - 0.2%
NTL, Inc.	5,300	140,397
Synthes, Inc.	1,864	203,560
TOTAL UNITED STATES OF AMERICA		343,957
TOTAL COMMON STOCKS (Cost $9,127,719)		9,912,519
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 5.31% (b) (Cost $26,843,175)	26,843,175	26,843,175
U.S. Treasury Obligations - 0.7%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.8% to 4.96% 9/7/06 to 9/28/06 (c) (Cost $1,585,372)	$ 1,590,000	1,585,532
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $221,467,794)	226,124,504
NET OTHER ASSETS - (0.1)%	(204,967)
NET ASSETS - 100%	$ 225,919,537
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
84 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 4,100,353	$ 169,175
35 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	3,934,402	62,705
24 S&P 500 Index Contracts	Sept. 2006	7,833,600	198,839
33 TOPIX 150 Index Contracts (Japan)	Sept. 2006	4,594,616	257,987
TOTAL EQUITY INDEX CONTRACTS		$ 20,462,971	$ 688,706
The face value of futures purchased as a percentage of net assets - 9.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,585,532.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,003,821
Fidelity Consumer Discretionary Central Investment Portfolio	9,221
Fidelity Consumer Staples Central Investment Portfolio	10,445
Fidelity Energy Central Investment Portfolio	25,123
Fidelity Financials Central Investment Portfolio	67,555
Fidelity Floating Rate Central Investment Portfolio	214,248
Fidelity Health Care Central Investment Portfolio	38,247
Fidelity High Income Central Investment Portfolio 1	748,028
Fidelity Industrials Central Investment Portfolio	20,412
Fidelity Information Technology Central Investment Portfolio	17,095
Fidelity Materials Central Investment Portfolio	9,911
Fidelity Securities Lending Cash Central Fund	7,012
Fidelity Tactical Income Central Investment Portfolio	977,735
Fidelity Telecom Central Investment Portfolio	3,223
Fidelity Utilities Central Investment Portfolio	18,085
Total	$ 3,170,161
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Investment Portfolio	$ -	$ 13,173,519*	$ -	$ 13,991,595	1.9%
Fidelity Consumer Staples Central Investment Portfolio	-	10,445,184*	-	10,925,662	1.9%
Fidelity Energy Central Investment Portfolio	-	11,963,369*	-	12,226,563	1.9%
Fidelity Financials Central Investment Portfolio	-	28,148,080*	-	29,290,892	1.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 2,543,537	$ 3,998,797	$ -	$ 6,529,528	0.5%
Fidelity Health Care Central Investment Portfolio	-	15,298,763*	-	16,086,870	1.9%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	10,497,331	4,603,451	0.8%
Fidelity Industrials Central Investment Portfolio	-	13,608,171*	-	14,079,014	1.9%
Fidelity Information Technology Central Investment Portfolio	-	17,095,045*	-	19,365,267	1.9%
Fidelity Materials Central Investment Portfolio	-	3,811,744*	-	3,955,447	1.9%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	29,489,194	-	47,437,582	0.9%
Fidelity Telecom Services Central Investment Portfolio	-	4,029,720*	-	4,443,667	1.9%
Fidelity Utilities Central Investment Portfolio	-	4,637,211*	-	4,847,740	1.9%
Total	$ 30,079,424	$ 160,539,797	$ 10,497,331	$ 187,783,278

*Represents the value of shares received through in-kind contributions.

Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $221,509,156. Net unrealized appreciation aggregated $4,615,348, of which $5,618,386 related to appreciated investment securities and $1,003,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805738.102

ADGF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	162,600	$ 6,813
McDonald's Corp.	140,155	5,032
Royal Caribbean Cruises Ltd.	85,000	3,101
		14,946
Media - 5.9%
Clear Channel Communications, Inc.	5,170,200	150,143
Clear Channel Outdoor Holding, Inc. Class A	483,200	9,635
E.W. Scripps Co. Class A	68,200	3,101
News Corp. Class A	338,500	6,442
Omnicom Group, Inc.	119,500	10,447
Viacom, Inc. Class B (non-vtg.) (a)	527,800	19,159
		198,927
Multiline Retail - 1.2%
Target Corp.	851,625	41,210
Specialty Retail - 5.4%
Home Depot, Inc.	4,918,795	168,665
TJX Companies, Inc.	467,720	12,512
		181,177
TOTAL CONSUMER DISCRETIONARY		436,260
CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 6.3%
CVS Corp.	1,644,891	55,186
Wal-Mart Stores, Inc.	3,504,656	156,728
		211,914
Personal Products - 0.5%
Alberto-Culver Co.	281,000	13,834
Avon Products, Inc.	176,300	5,062
		18,896
Tobacco - 1.1%
Altria Group, Inc.	443,720	37,064
TOTAL CONSUMER STAPLES		267,874
ENERGY - 4.1%
Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	446,720	32,378
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	437,790	$ 19,565
GlobalSantaFe Corp.	718,347	35,357
Transocean, Inc. (a)	66,700	4,452
		91,752
Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.	280,300	8,849
ConocoPhillips	197,800	12,546
Exxon Mobil Corp.	46,900	3,174
Quicksilver Resources, Inc. (a)	194,300	7,310
Ultra Petroleum Corp. (a)	117,300	5,823
XTO Energy, Inc.	167,200	7,653
		45,355
TOTAL ENERGY		137,107
FINANCIALS - 20.9%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	97,600	14,508
KKR Private Equity Investors, L.P. Restricted Depositary Units (c)	421,900	9,531
Merrill Lynch & Co., Inc.	386,854	28,445
Nuveen Investments, Inc. Class A	59,900	2,860
		55,344
Commercial Banks - 1.1%
Wachovia Corp.	673,671	36,803
Wells Fargo & Co.	41,200	1,432
		38,235
Consumer Finance - 0.2%
Capital One Financial Corp.	64,600	4,722
Diversified Financial Services - 4.8%
Bank of America Corp.	2,686,240	138,261
Citigroup, Inc.	512,686	25,301
		163,562
Insurance - 12.1%
ACE Ltd.	730,300	39,334
AFLAC, Inc.	19,800	892
AMBAC Financial Group, Inc.	61,900	5,360
American International Group, Inc.	3,269,792	208,678
Hartford Financial Services Group, Inc.	883,400	75,849
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	245,100	$ 15,106
MetLife, Inc.	494,600	27,218
Swiss Reinsurance Co. (Reg.)	140,610	10,728
The Chubb Corp.	434,800	21,810
Transatlantic Holdings, Inc.	63,293	3,887
		408,862
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	480,180	25,281
Golden West Financial Corp., Delaware	161,200	12,169
		37,450
TOTAL FINANCIALS		708,175
HEALTH CARE - 22.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	384,400	26,112
Biogen Idec, Inc. (a)	422,935	18,668
		44,780
Health Care Providers & Services - 8.0%
Cardinal Health, Inc.	4,002,505	269,843
UnitedHealth Group, Inc.	8,500	442
		270,285
Pharmaceuticals - 13.5%
Eli Lilly & Co.	103,900	5,811
Johnson & Johnson	2,646,600	171,129
Merck & Co., Inc.	219,500	8,901
Pfizer, Inc.	2,932,200	80,811
Wyeth	3,903,100	190,081
		456,733
TOTAL HEALTH CARE		771,798
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	396,100	15,337
Industrial Conglomerates - 5.4%
3M Co.	219,200	15,717
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	4,644,014	$ 158,175
Tyco International Ltd.	387,500	10,133
		184,025
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	489,500	18,611
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.	19,600	1,312
TOTAL INDUSTRIALS		219,285
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	2,203,800	48,462
Juniper Networks, Inc. (a)	809,310	11,873
Motorola, Inc.	1,436,244	33,579
		93,914
Computers & Peripherals - 2.9%
Dell, Inc. (a)	711,400	16,042
EMC Corp. (a)	717,900	8,364
International Business Machines Corp.	928,381	75,171
		99,577
IT Services - 0.3%
First Data Corp.	206,000	8,852
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	124,500	3,815
Applied Materials, Inc.	1,324,500	22,358
Intel Corp.	2,298,408	44,911
KLA-Tencor Corp.	147,800	6,490
Lam Research Corp. (a)	189,900	8,126
Novellus Systems, Inc. (a)	155,200	4,333
		90,033
Software - 4.3%
BEA Systems, Inc. (a)	680,748	9,347
Microsoft Corp.	3,279,023	84,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	1,587,500	$ 24,844
Symantec Corp. (a)	1,482,611	27,636
		146,065
TOTAL INFORMATION TECHNOLOGY		438,441
MATERIALS - 0.1%
Chemicals - 0.1%
Praxair, Inc.	83,200	4,777
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 7.6%
AT&T, Inc.	6,605,000	205,614
BellSouth Corp.	458,000	18,650
Qwest Communications International, Inc. (a)	3,673,200	32,361
Verizon Communications, Inc.	50,700	1,784
		258,409
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	777,544	13,156
TOTAL TELECOMMUNICATION SERVICES		271,565
TOTAL COMMON STOCKS (Cost $2,961,669)		3,255,282
Convertible Bonds - 0.6%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 11,260	18,459
TOTAL CONVERTIBLE BONDS (Cost $11,260)		18,459
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.31% (b) (Cost $119,269)	119,269,133	$ 119,269
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,092,198)		3,393,010
NET OTHER ASSETS - (0.3)%		(10,005)
NET ASSETS - 100%		$ 3,383,005
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,531,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,583
Fidelity Securities Lending Cash Central Fund	58
Total	$ 3,641
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,108,984,000. Net unrealized appreciation aggregated $284,026,000, of which $449,727,000 related to appreciated investment securities and $165,701,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805756.102

ARG-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.4%
Johnson Controls, Inc.	21,000	$ 1,510,530
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (a)	117,601	5,904,746
Corinthian Colleges, Inc. (a)	59,600	722,352
		6,627,098
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc.	28,141	791,606
Las Vegas Sands Corp. (a)	18,600	1,298,466
Life Time Fitness, Inc. (a)	14,600	655,978
Six Flags, Inc. (d)	205,800	1,074,276
Starbucks Corp. (a)	131,400	4,074,714
Wynn Resorts Ltd. (a)(d)	106,238	8,223,884
		16,118,924
Household Durables - 2.4%
Whirlpool Corp.	127,100	10,283,661
Leisure Equipment & Products - 0.1%
Pool Corp.	12,900	491,103
Media - 3.5%
The Walt Disney Co.	517,000	15,329,051
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	163,600	10,557,108
American Eagle Outfitters, Inc.	106,116	4,099,261
Gymboree Corp. (a)	74,900	2,512,895
Tween Brands, Inc. (a)	57,800	1,968,668
Wet Seal, Inc. Class A (a)	252,000	1,438,920
		20,576,852
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc. (a)	45,500	1,051,050
Deckers Outdoor Corp. (a)	34,800	1,427,148
Wolverine World Wide, Inc.	38,200	963,786
		3,441,984
TOTAL CONSUMER DISCRETIONARY		74,379,203
CONSUMER STAPLES - 11.9%
Beverages - 2.0%
Hansen Natural Corp. (a)	53,145	1,462,550
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	55,800	$ 3,642,624
The Coca-Cola Co.	81,521	3,652,956
		8,758,130
Food & Staples Retailing - 3.1%
CVS Corp.	64,200	2,153,910
Kroger Co.	168,222	4,005,366
Safeway, Inc.	113,100	3,498,183
Wal-Mart Stores, Inc.	85,500	3,823,560
		13,481,019
Food Products - 1.3%
Cadbury Schweppes PLC sponsored ADR	33,300	1,424,241
Campbell Soup Co.	29,200	1,097,044
H.J. Heinz Co.	27,000	1,129,680
Hershey Co.	19,500	1,052,220
Wm. Wrigley Jr. Co.	18,900	877,338
		5,580,523
Household Products - 0.7%
Colgate-Palmolive Co.	52,800	3,160,608
Tobacco - 4.8%
Altria Group, Inc.	129,700	10,833,841
British American Tobacco PLC sponsored ADR	36,500	2,034,875
Reynolds American, Inc.	100,700	6,552,549
UST, Inc.	28,700	1,517,082
		20,938,347
TOTAL CONSUMER STAPLES		51,918,627
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Arch Coal, Inc.	116,200	3,805,550
Cameco Corp.	140,600	5,754,767
Massey Energy Co.	78,000	1,968,720
Peabody Energy Corp.	56,700	2,498,769
		14,027,806
FINANCIALS - 4.6%
Capital Markets - 2.1%
E*TRADE Financial Corp.	160,000	3,774,400
Goldman Sachs Group, Inc.	10,100	1,501,365
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Jefferies Group, Inc.	60,800	$ 1,515,136
Morgan Stanley	35,900	2,361,861
		9,152,762
Commercial Banks - 0.9%
Wells Fargo & Co.	113,734	3,952,257
Consumer Finance - 0.6%
American Express Co.	55,400	2,910,716
Diversified Financial Services - 0.9%
Bank of America Corp.	74,700	3,844,809
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	34,800	429,432
TOTAL FINANCIALS		20,289,976
HEALTH CARE - 11.4%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	173,000	7,636,220
Genentech, Inc. (a)	30,200	2,492,104
MedImmune, Inc. (a)	47,800	1,321,192
		11,449,516
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	10,300	457,114
Cytyc Corp. (a)	132,944	3,176,032
IDEXX Laboratories, Inc. (a)	9,400	864,894
		4,498,040
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc.	59,900	2,865,017
Healthways, Inc. (a)	13,147	678,648
VCA Antech, Inc. (a)	69,600	2,465,232
		6,008,897
Pharmaceuticals - 6.4%
Abbott Laboratories	52,300	2,547,010
Bristol-Myers Squibb Co.	100,600	2,188,050
Elan Corp. PLC sponsored ADR (a)	489,700	8,094,741
Johnson & Johnson	97,900	6,330,214
Merck & Co., Inc.	65,601	2,660,121
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	112,100	$ 3,089,476
Schering-Plough Corp.	137,200	2,874,340
		27,783,952
TOTAL HEALTH CARE		49,740,405
INDUSTRIALS - 17.6%
Airlines - 3.2%
AMR Corp.	300,700	6,209,455
Continental Airlines, Inc. Class B (a)	82,200	2,062,398
Ryanair Holdings PLC sponsored ADR (a)	53,300	2,924,571
UAL Corp. (a)	54,988	1,374,700
US Airways Group, Inc. (a)	26,800	1,132,300
		13,703,424
Building Products - 0.3%
Goodman Global, Inc.	62,750	790,023
Kingspan Group PLC (Ireland)	12,700	227,472
		1,017,495
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc.	342,600	3,542,484
Fuel-Tech, Inc. NV (a)	48,233	775,104
RPS Group PLC	35,900	155,346
Stericycle, Inc. (a)	26,068	1,738,475
		6,211,409
Electrical Equipment - 2.3%
ABB Ltd. sponsored ADR	244,500	3,261,630
Alstom SA (a)	20,300	1,914,215
Rockwell Automation, Inc.	85,400	4,814,852
		9,990,697
Industrial Conglomerates - 2.5%
General Electric Co.	168,600	5,742,516
McDermott International, Inc. (a)	107,100	5,162,220
		10,904,736
Machinery - 3.5%
Bucyrus International, Inc. Class A	13,800	712,494
Danaher Corp.	20,200	1,339,058
Deere & Co.	93,240	7,282,044
Flow International Corp. (a)	97,978	1,289,390
Flowserve Corp. (a)	29,900	1,529,086
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	34,400	$ 1,497,776
Pentair, Inc.	54,400	1,626,560
		15,276,408
Road & Rail - 3.9%
Burlington Northern Santa Fe Corp.	76,600	5,128,370
Norfolk Southern Corp.	187,500	8,011,875
Union Pacific Corp.	49,000	3,937,150
		17,077,395
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	39,600	2,316,600
TOTAL INDUSTRIALS		76,498,164
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 3.4%
CIENA Corp. (a)	126,400	499,280
CommScope, Inc. (a)	48,700	1,422,527
Finisar Corp. (a)	170,800	633,668
Motorola, Inc.	488,300	11,416,454
Sycamore Networks, Inc. (a)	192,900	707,943
		14,679,872
Computers & Peripherals - 0.5%
Diebold, Inc.	50,800	2,129,028
Electronic Equipment & Instruments - 0.5%
Aeroflex, Inc. (a)	77,659	809,207
Daktronics, Inc.	44,300	924,541
Maxwell Technologies, Inc. (a)	26,526	523,623
		2,257,371
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	43,400	1,701,280
DealerTrack Holdings, Inc.	53,895	1,172,216
Google, Inc. Class A (sub. vtg.) (a)	7,725	2,924,144
RealNetworks, Inc. (a)	160,405	1,769,267
VeriSign, Inc. (a)	25,700	520,168
		8,087,075
IT Services - 0.1%
Paychex, Inc.	18,000	646,380
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp. (a)	56,500	1,142,995
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	242,702	$ 7,145,147
Linear Technology Corp.	41,000	1,394,410
Spansion, Inc. Class A	51,400	883,566
Trident Microsystems, Inc. (a)	53,580	1,105,355
Xilinx, Inc.	56,500	1,292,155
		12,963,628
Software - 1.2%
Autodesk, Inc. (a)	25,700	893,332
Electronic Arts, Inc. (a)	69,100	3,522,027
Salesforce.com, Inc. (a)	26,100	899,928
		5,315,287
TOTAL INFORMATION TECHNOLOGY		46,078,641
MATERIALS - 5.4%
Chemicals - 2.7%
Airgas, Inc.	33,500	1,199,970
Ecolab, Inc.	35,900	1,600,422
Monsanto Co.	134,000	6,356,960
Syngenta AG sponsored ADR	83,400	2,461,134
		11,618,486
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	72,300	1,329,597
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	77,900	4,467,565
Carpenter Technology Corp.	21,855	2,094,583
Titanium Metals Corp.	53,272	1,374,418
		7,936,566
Paper & Forest Products - 0.6%
P.H. Glatfelter Co.	75,554	1,084,200
Weyerhaeuser Co.	25,700	1,593,400
		2,677,600
TOTAL MATERIALS		23,562,249
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.4%
Cbeyond, Inc.	14,800	351,352
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	205,300	$ 909,479
Qwest Communications International, Inc. (a)	1,045,300	9,209,093
		10,469,924
Wireless Telecommunication Services - 3.8%
American Tower Corp. Class A (a)	214,800	7,702,728
Centennial Communications Corp. Class A	187,635	880,008
Dobson Communications Corp. Class A	473,000	3,249,510
Sprint Nextel Corp.	268,587	4,544,492
		16,376,738
TOTAL TELECOMMUNICATION SERVICES		26,846,662
TOTAL COMMON STOCKS (Cost $361,477,644)		383,341,733
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,200	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,004)		0
Money Market Funds - 14.1%
Fidelity Cash Central Fund, 5.31% (b)	53,633,676	53,633,676
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	7,483,250	7,483,250
TOTAL MONEY MARKET FUNDS (Cost $61,116,926)		61,116,926
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $422,627,574)		444,458,659
NET OTHER ASSETS - (2.1)%		(8,949,867)
NET ASSETS - 100%		$ 435,508,792
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 33,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 878,209
Fidelity Securities Lending Cash Central Fund	108,622
Total	$ 986,831
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $422,738,055. Net unrealized appreciation aggregated $21,720,604, of which $36,717,056 related to appreciated investment securities and $14,996,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805739.102

EPG-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	754,700	$ 32,045
Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms, Inc.	221,437	6,276
Household Durables - 2.1%
Ethan Allen Interiors, Inc.	498,866	16,837
Furniture Brands International, Inc. (d)	935,200	17,909
Garmin Ltd. (d)	223,160	10,435
La-Z-Boy, Inc. (d)	2,080,667	29,025
Sony Corp. sponsored ADR	848,200	36,820
Whirlpool Corp.	236,536	19,138
		130,164
Internet & Catalog Retail - 0.4%
NutriSystem, Inc. (a)(d)	522,244	25,945
Media - 2.4%
Comcast Corp. Class A (special) (a)	1,027,400	35,867
Lamar Advertising Co. Class A (a)	555,060	29,030
Omnicom Group, Inc.	532,700	46,569
Time Warner, Inc.	1,379,600	22,929
Viacom, Inc. Class B (non-vtg.) (a)	335,500	12,179
		146,574
Multiline Retail - 1.6%
Dollar Tree Stores, Inc. (a)	1,258,600	36,223
Fred's, Inc. Class A	910,761	11,940
Kohl's Corp. (a)	839,100	52,452
		100,615
Specialty Retail - 3.2%
Best Buy Co., Inc.	123,278	5,794
Guess?, Inc. (a)	451,900	18,438
Home Depot, Inc.	2,376,000	81,473
J. Crew Group, Inc.	346,000	8,764
Lowe's Companies, Inc.	321,800	8,708
RadioShack Corp.	812,800	14,679
Staples, Inc.	1,968,250	44,404
The Men's Wearhouse, Inc.	419,800	14,882
		197,142
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Quiksilver, Inc. (a)	964,000	$ 13,496
Under Armour, Inc. Class A (sub. vtg.)	115,300	3,971
		17,467
TOTAL CONSUMER DISCRETIONARY		656,228
CONSUMER STAPLES - 15.7%
Beverages - 3.1%
Brown-Forman Corp. Class B (non-vtg.)	297,700	22,917
Molson Coors Brewing Co. Class B	299,400	21,048
PepsiCo, Inc.	2,270,085	148,191
		192,156
Food & Staples Retailing - 6.1%
CVS Corp.	1,727,500	57,958
Kroger Co.	1,133,800	26,996
Rite Aid Corp.	3,453,200	14,987
Safeway, Inc.	737,040	22,797
Wal-Mart Stores, Inc.	3,531,100	157,911
Walgreen Co.	1,926,500	95,285
		375,934
Food Products - 1.9%
Campbell Soup Co.	409,000	15,366
Gold Kist, Inc. (a)	487,969	9,837
Groupe Danone	81,900	11,270
Groupe Danone sponsored ADR (d)	494,700	14,272
Pilgrims Pride Corp. Class B	251,262	6,121
Sanderson Farms, Inc. (d)	240,421	7,516
Tyson Foods, Inc. Class A	1,901,800	28,014
Unilever NV (NY Shares)	1,178,400	28,093
		120,489
Household Products - 1.1%
Church & Dwight Co., Inc.	565,500	21,772
Colgate-Palmolive Co.	726,200	43,470
		65,242
Personal Products - 0.9%
Avon Products, Inc.	2,031,690	58,330
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 2.6%
Altria Group, Inc.	1,395,000	$ 116,524
British American Tobacco PLC	1,595,133	44,464
		160,988
TOTAL CONSUMER STAPLES		973,139
ENERGY - 7.5%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	453,030	32,247
Halliburton Co.	1,622,400	52,923
National Oilwell Varco, Inc. (a)	708,500	46,265
Noble Corp.	272,800	17,838
Schlumberger Ltd. (NY Shares)	616,800	37,810
Smith International, Inc.	633,200	26,575
Weatherford International Ltd. (a)	528,600	22,730
		236,388
Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc.	478,400	15,668
BG Group PLC sponsored ADR	329,800	21,559
CONSOL Energy, Inc.	640,100	23,344
Denbury Resources, Inc. (a)	274,100	8,500
Encore Acquisition Co. (a)	317,988	8,602
Energy Partners Ltd. (a)	417,300	10,412
EOG Resources, Inc.	226,000	14,649
Exxon Mobil Corp.	739,600	50,049
Hugoton Royalty Trust	32,904	930
Noble Energy, Inc.	81,700	4,038
Peabody Energy Corp.	554,500	24,437
Quicksilver Resources, Inc. (a)	167,600	6,305
Sasol Ltd. sponsored ADR	605,100	21,179
Ultra Petroleum Corp. (a)	107,900	5,356
XTO Energy, Inc.	348,900	15,969
		230,997
TOTAL ENERGY		467,385
FINANCIALS - 9.8%
Capital Markets - 2.4%
Daiwa Securities Group, Inc.	619,000	7,377
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
KKR Private Equity Investors, L.P. Restricted Depositary Units (g)	942,500	$ 21,291
Merrill Lynch & Co., Inc.	423,000	31,103
Nomura Holdings, Inc.	732,500	14,101
State Street Corp.	697,400	43,099
UBS AG (NY Shares)	518,292	29,423
		146,394
Commercial Banks - 0.8%
M&T Bank Corp.	52,200	6,392
PNC Financial Services Group, Inc.	269,900	19,106
Standard Chartered PLC (United Kingdom)	1,082,860	27,114
		52,612
Consumer Finance - 1.4%
American Express Co.	1,631,212	85,704
Diversified Financial Services - 0.5%
African Bank Investments Ltd.	1,974,932	6,961
FirstRand Ltd.	8,668,490	21,446
		28,407
Insurance - 2.5%
ACE Ltd.	284,400	15,318
AFLAC, Inc.	682,900	30,778
American International Group, Inc.	1,072,999	68,479
Aspen Insurance Holdings Ltd.	340,100	8,411
Axis Capital Holdings Ltd.	366,300	11,879
Platinum Underwriters Holdings Ltd.	274,770	8,161
Prudential Financial, Inc.	61,000	4,478
The St. Paul Travelers Companies, Inc.	157,100	6,897
		154,401
Real Estate Management & Development - 0.8%
Mitsui Fudosan Co. Ltd.	1,194,000	26,749
Tokyo Tatemono Co. Ltd.	2,430,000	26,288
		53,037
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	697,300	23,569
Fannie Mae	883,700	46,527
Hudson City Bancorp, Inc.	1,377,225	17,987
		88,083
TOTAL FINANCIALS		608,638
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.7%
Biotechnology - 6.9%
Amgen, Inc. (a)	1,923,890	$ 130,690
Amylin Pharmaceuticals, Inc. (a)(d)	863,075	39,123
Biogen Idec, Inc. (a)	582,000	25,689
Genentech, Inc. (a)	926,900	76,488
Gilead Sciences, Inc. (a)	702,300	44,526
ImClone Systems, Inc. (a)	839,100	25,089
MedImmune, Inc. (a)	455,500	12,590
OSI Pharmaceuticals, Inc. (a)	661,490	24,654
PDL BioPharma, Inc. (a)	1,121,147	22,087
Tanox, Inc. (a)	753,696	11,313
Telik, Inc. (a)(d)	461,007	8,220
Theravance, Inc. (a)	255,300	6,776
		427,245
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	776,700	54,136
Boston Scientific Corp. (a)	573,800	10,007
C.R. Bard, Inc.	572,400	43,033
		107,176
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (a)	1,112,100	26,690
Cardinal Health, Inc.	583,100	39,313
Cross Country Healthcare, Inc. (a)(d)(e)	1,834,673	30,125
Humana, Inc. (a)	507,300	30,910
Medco Health Solutions, Inc. (a)	772,800	48,972
		176,010
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	341,100	21,445
Pharmaceutical Product Development, Inc.	569,371	21,704
		43,149
Pharmaceuticals - 7.6%
Allergan, Inc.	287,800	32,970
Johnson & Johnson	3,235,680	209,219
Kos Pharmaceuticals, Inc. (a)	144,000	7,042
Merck & Co., Inc.	1,903,100	77,171
Pfizer, Inc.	672,696	18,540
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	2,926,600	$ 61,312
Wyeth	1,266,260	61,667
		467,921
TOTAL HEALTH CARE		1,221,501
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.2%
BAE Systems PLC	2,300,800	16,232
EADS NV	1,042,364	31,437
Rolls-Royce Group PLC	3,484,971	28,949
		76,618
Air Freight & Logistics - 0.4%
FedEx Corp.	249,400	25,197
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,074,140	39,775
Equifax, Inc.	595,500	18,931
		58,706
Industrial Conglomerates - 4.1%
General Electric Co.	6,597,690	224,711
Textron, Inc.	340,200	28,529
		253,240
Machinery - 1.2%
Deere & Co.	454,800	35,520
Joy Global, Inc.	843,034	36,706
		72,226
Trading Companies & Distributors - 0.4%
UAP Holding Corp.	1,096,237	22,835
TOTAL INDUSTRIALS		508,822
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 5.8%
Avaya, Inc. (a)	2,366,902	24,734
Cisco Systems, Inc. (a)	3,174,600	69,809
Corning, Inc. (a)	3,657,800	81,349
Harris Corp.	635,100	27,894
Juniper Networks, Inc. (a)	1,833,200	26,893
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp. (a)	13,624,400	$ 28,475
QUALCOMM, Inc.	2,608,300	98,255
		357,409
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	1,235,166	83,806
Dell, Inc. (a)	1,485,814	33,505
EMC Corp. (a)	2,442,242	28,452
Lexmark International, Inc. Class A (a)	362,300	20,314
Network Appliance, Inc. (a)	1,636,985	56,050
Sun Microsystems, Inc. (a)	7,588,628	37,867
		259,994
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	674,518	38,765
AU Optronics Corp. sponsored ADR	13,425	196
Chi Mei Optoelectronics Corp.	6,122,208	7,258
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,043,547	34,080
		80,299
Internet Software & Services - 2.1%
Bankrate, Inc. (a)	109,000	3,098
Google, Inc. Class A (sub. vtg.) (a)	317,600	120,221
VeriSign, Inc. (a)	293,700	5,944
		129,263
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	532,500	37,227
First Data Corp.	1,781,200	76,538
Hewitt Associates, Inc. Class A (a)	730,900	16,423
Infosys Technologies Ltd. sponsored ADR	452,900	20,313
Nomura Research Institute Ltd.	186,000	24,764
Satyam Computer Services Ltd. sponsored ADR (d)	695,000	26,528
		201,793
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)(d)	1,739,700	43,475
Analog Devices, Inc.	218,700	6,701
Himax Technologies, Inc. sponsored ADR	336,600	2,424
Intel Corp.	3,087,100	60,322
Novatek Microelectronics Corp.	1,409,000	6,939
		119,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 5.4%
Activision, Inc. (a)	2,088,241	$ 26,938
Electronic Arts, Inc. (a)	1,209,513	61,649
Intuit, Inc. (a)	1,052,800	31,816
Microsoft Corp.	2,591,124	66,566
NAVTEQ Corp. (a)	787,800	20,924
NSD Co. Ltd. (d)	697,800	26,689
Oracle Corp. (a)	3,578,800	56,008
Red Hat, Inc. (a)	779,558	18,117
Take-Two Interactive Software, Inc. (a)(d)	2,361,173	28,806
		337,513
TOTAL INFORMATION TECHNOLOGY		1,486,132
MATERIALS - 2.0%
Chemicals - 2.0%
Ashland, Inc.	440,900	27,838
Chemtura Corp.	1,501,762	13,050
International Flavors & Fragrances, Inc.	241,100	9,589
Monsanto Co.	1,470,100	69,742
Tokuyama Corp.	448,000	6,209
		126,428
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	591,900	18,426
BellSouth Corp.	404,200	16,459
Embarq Corp.	77,651	3,661
Verizon Communications, Inc.	1,069,100	37,611
		76,157
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	1,545,828	26,155
TOTAL TELECOMMUNICATION SERVICES		102,312
TOTAL COMMON STOCKS (Cost $5,786,675)		6,150,585
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	72,500	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $4,683)	664,000	0
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 5.31% (b)	27,305,681	27,306
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	112,112,415	112,112
TOTAL MONEY MARKET FUNDS (Cost $139,418)		139,418
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,930,776)		6,290,003
NET OTHER ASSETS - (1.4)%		(88,473)
NET ASSETS - 100%		$ 6,201,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,088
GeneProt, Inc. Series A	7/7/00	$ 3,595

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,291,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,599
Fidelity Securities Lending Cash Central Fund	1,141
Total	$ 2,740
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cross Country Healthcare, Inc.	$ -	$ 32,605	$ -	$ -	$ 30,125
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,954,007,000. Net unrealized appreciation aggregated $335,996,000, of which $665,207,000 related to appreciated investment securities and $329,211,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805771.102

EPI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.2%
Harley-Davidson, Inc.	280,000	$ 16,383
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.	340,000	12,294
California Pizza Kitchen, Inc. (a)	300,000	8,568
McDonald's Corp.	140,000	5,026
OSI Restaurant Partners, Inc.	360,000	11,149
		37,037
Household Durables - 0.4%
D.R. Horton, Inc.	439,999	9,649
KB Home	100,000	4,276
Lennar Corp. Class A	100,000	4,484
Yankee Candle Co., Inc.	280,000	7,238
		25,647
Media - 5.2%
Belo Corp. Series A	1,000,000	16,300
CBS Corp. Class B	600,000	17,130
Dow Jones & Co., Inc. (d)	1,000,000	36,020
E.W. Scripps Co. Class A	220,000	10,003
Gannett Co., Inc.	320,000	18,192
Harte-Hanks, Inc.	300,000	7,950
McGraw-Hill Companies, Inc.	440,000	24,600
Meredith Corp.	500,000	23,670
News Corp. Class A	720,000	13,702
Omnicom Group, Inc.	560,000	48,955
The Walt Disney Co.	1,300,000	38,545
Time Warner, Inc.	3,900,000	64,818
Tribune Co.	300,000	9,363
Viacom, Inc. Class B (non-vtg.) (a)	720,000	26,136
		355,384
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	600,000	17,268
Target Corp.	460,000	22,259
		39,527
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	740,000	29,452
Big 5 Sporting Goods Corp. (e)	1,220,000	23,949
Genesco, Inc.	260,000	7,145
Hibbett Sporting Goods, Inc. (a)	280,000	6,868
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	1,000,000	$ 34,290
Maidenform Brands, Inc. (a)	500,000	8,895
OfficeMax, Inc.	260,000	10,798
RadioShack Corp.	680,000	12,281
Sherwin-Williams Co.	340,000	17,558
Urban Outfitters, Inc. (a)	200,000	3,138
		154,374
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	1,220,000	45,591
NIKE, Inc. Class B	140,000	11,306
		56,897
TOTAL CONSUMER DISCRETIONARY		685,249
CONSUMER STAPLES - 9.3%
Beverages - 1.4%
Anheuser-Busch Companies, Inc.	660,000	32,591
PepsiCo, Inc.	140,000	9,139
The Coca-Cola Co.	1,160,000	51,980
		93,710
Food & Staples Retailing - 2.3%
CVS Corp.	920,000	30,866
Nash-Finch Co. (d)	300,000	6,855
Safeway, Inc.	900,000	27,837
Wal-Mart Stores, Inc.	2,000,000	89,440
		154,998
Food Products - 1.7%
General Mills, Inc.	660,000	35,792
Hershey Co.	140,000	7,554
Kellogg Co.	180,000	9,126
McCormick & Co., Inc. (non-vtg.)	1,400,000	50,988
Sanderson Farms, Inc. (d)	200,000	6,252
Wm. Wrigley Jr. Co.	200,000	9,284
		118,996
Household Products - 1.5%
Colgate-Palmolive Co.	520,000	31,127
Kimberly-Clark Corp.	1,100,000	69,850
		100,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.9%
Alberto-Culver Co.	680,000	$ 33,476
Avon Products, Inc.	820,000	23,542
Estee Lauder Companies, Inc. Class A	200,000	7,372
		64,390
Tobacco - 1.5%
Altria Group, Inc.	1,280,000	106,918
TOTAL CONSUMER STAPLES		639,989
ENERGY - 13.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	440,000	31,319
BJ Services Co.	1,300,000	44,603
ENSCO International, Inc.	340,000	15,195
Halliburton Co.	2,300,000	75,026
National Oilwell Varco, Inc. (a)	518,506	33,858
Schlumberger Ltd. (NY Shares)	840,000	51,492
		251,493
Oil, Gas & Consumable Fuels - 10.0%
Apache Corp.	220,000	14,362
BP PLC sponsored ADR	1,100,000	74,855
Chevron Corp.	1,720,000	110,768
ConocoPhillips	800,000	50,744
Exxon Mobil Corp.	5,920,000	400,614
Teekay Shipping Corp.	140,000	6,196
Valero Energy Corp.	460,000	26,404
		683,943
TOTAL ENERGY		935,436
FINANCIALS - 25.9%
Capital Markets - 3.5%
Bank of New York Co., Inc.	580,000	19,575
Goldman Sachs Group, Inc.	140,000	20,811
Lehman Brothers Holdings, Inc.	240,000	15,314
Merrill Lynch & Co., Inc.	1,200,000	88,236
Morgan Stanley	800,000	52,632
State Street Corp.	660,000	40,788
		237,356
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.8%
U.S. Bancorp, Delaware	900,000	$ 28,863
Wachovia Corp.	2,100,000	114,723
Wells Fargo & Co.	3,400,000	118,150
		261,736
Consumer Finance - 0.9%
American Express Co.	1,000,000	52,540
Capital One Financial Corp.	120,000	8,772
		61,312
Diversified Financial Services - 7.6%
Bank of America Corp.	3,600,000	185,292
Citigroup, Inc.	3,600,000	177,660
JPMorgan Chase & Co.	3,500,000	159,810
		522,762
Insurance - 7.1%
ACE Ltd.	400,000	21,544
AFLAC, Inc.	280,000	12,620
Allstate Corp.	360,000	20,858
American International Group, Inc.	3,400,000	216,988
Hartford Financial Services Group, Inc.	700,000	60,102
Marsh & McLennan Companies, Inc.	1,700,000	44,472
MBIA, Inc.	280,000	17,256
PartnerRe Ltd.	120,000	7,716
The Chubb Corp.	520,000	26,083
The St. Paul Travelers Companies, Inc.	1,400,000	61,460
		489,099
Real Estate Investment Trusts - 0.5%
Duke Realty Corp.	280,000	10,634
General Growth Properties, Inc.	480,000	21,758
		32,392
Thrifts & Mortgage Finance - 2.5%
Fannie Mae	720,000	37,908
Freddie Mac	1,900,000	120,840
MGIC Investment Corp.	260,000	15,046
		173,794
TOTAL FINANCIALS		1,778,451
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.8%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	320,000	$ 14,125
Health Care Equipment & Supplies - 2.5%
Bausch & Lomb, Inc.	420,000	20,332
Baxter International, Inc.	1,200,550	53,280
Becton, Dickinson & Co.	1,040,000	72,488
C.R. Bard, Inc.	240,000	18,043
Cooper Companies, Inc.	180,000	8,996
		173,139
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	200,000	8,832
Caremark Rx, Inc.	140,000	8,112
Health Net, Inc. (a)	720,000	30,103
Medco Health Solutions, Inc. (a)	124,720	7,904
Omnicare, Inc.	340,000	15,405
Pediatrix Medical Group, Inc. (a)	100,000	4,580
UnitedHealth Group, Inc.	920,000	47,794
		122,730
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	400,000	16,256
Pharmaceuticals - 5.0%
Abbott Laboratories	220,000	10,714
Alpharma, Inc. Class A	200,000	4,188
Johnson & Johnson	1,600,000	103,456
Merck & Co., Inc.	2,200,000	89,210
Pfizer, Inc.	3,700,000	101,972
Wyeth	720,000	35,064
		344,604
TOTAL HEALTH CARE		670,854
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.5%
EADS NV	300,000	9,048
Honeywell International, Inc.	1,700,000	65,824
Lockheed Martin Corp.	420,000	34,692
Northrop Grumman Corp.	220,000	14,698
The Boeing Co.	400,000	29,960
United Technologies Corp.	320,000	20,067
		174,289
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
EGL, Inc. (a)	100,000	$ 3,057
FedEx Corp.	80,000	8,082
United Parcel Service, Inc. Class B	660,000	46,233
		57,372
Airlines - 0.1%
Alaska Air Group, Inc. (a)	140,000	5,302
Building Products - 0.9%
Masco Corp.	2,200,000	60,302
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	900,000	29,511
Mine Safety Appliances Co.	120,000	4,254
Waste Management, Inc.	240,000	8,227
		41,992
Construction & Engineering - 0.3%
Fluor Corp.	200,000	17,284
Industrial Conglomerates - 3.6%
3M Co.	940,000	67,398
General Electric Co.	3,500,000	119,210
Teleflex, Inc.	140,000	7,813
Tyco International Ltd.	1,900,000	49,685
		244,106
Machinery - 1.7%
Caterpillar, Inc.	160,000	10,616
Illinois Tool Works, Inc.	920,000	40,388
Ingersoll-Rand Co. Ltd. Class A	420,000	15,968
Pentair, Inc.	260,000	7,774
SPX Corp.	780,000	41,184
		115,930
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	560,000	37,492
Union Pacific Corp.	80,000	6,428
		43,920
TOTAL INDUSTRIALS		760,497
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,600,000	$ 35,184
Motorola, Inc.	1,000,000	23,380
		58,564
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	1,500,000	54,840
Imation Corp.	400,000	15,852
International Business Machines Corp.	1,400,000	113,358
Palm, Inc. (a)	560,000	8,154
Seagate Technology	720,000	16,020
		208,224
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	875,100	24,415
Flextronics International Ltd. (a)	1,700,000	20,060
Rogers Corp. (a)	120,000	6,962
Symbol Technologies, Inc.	1,500,000	18,015
Tektronix, Inc.	500,000	14,170
		83,622
IT Services - 0.8%
Automatic Data Processing, Inc.	580,000	27,376
Computer Sciences Corp. (a)	280,000	13,266
Electronic Data Systems Corp.	720,000	17,158
		57,800
Office Electronics - 0.3%
Xerox Corp. (a)	1,200,000	17,772
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	740,000	22,674
Applied Materials, Inc.	2,000,000	33,760
Fairchild Semiconductor International, Inc. (a)	820,000	14,785
Freescale Semiconductor, Inc. Class A (a)	1,100,000	33,770
Intel Corp.	2,200,000	42,988
International Rectifier Corp. (a)	220,000	7,766
KLA-Tencor Corp.	120,000	5,269
Linear Technology Corp.	160,000	5,442
Marvell Technology Group Ltd. (a)	300,000	5,253
Maxim Integrated Products, Inc.	160,000	4,656
National Semiconductor Corp.	1,100,000	26,719
Teradyne, Inc. (a)	800,000	11,232
Texas Instruments, Inc.	400,000	13,036
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	63,700	$ 2,249
Verigy Ltd.	380,305	6,579
		236,178
Software - 1.8%
Cognos, Inc. (a)	240,000	7,805
Fair, Isaac & Co., Inc.	400,000	14,004
Kronos, Inc. (a)	100,000	3,052
McAfee, Inc. (a)	400,000	9,104
Microsoft Corp.	2,700,000	69,363
Symantec Corp. (a)	1,100,000	20,504
		123,832
TOTAL INFORMATION TECHNOLOGY		785,992
MATERIALS - 2.2%
Chemicals - 0.6%
Airgas, Inc.	200,000	7,164
Praxair, Inc.	480,000	27,557
Rohm & Haas Co.	100,000	4,410
		39,131
Containers & Packaging - 0.6%
Ball Corp.	140,000	5,648
Bemis Co., Inc.	780,000	25,194
Temple-Inland, Inc.	200,000	8,904
		39,746
Metals & Mining - 0.8%
Alcoa, Inc.	1,100,000	31,449
Newmont Mining Corp.	300,000	15,375
Phelps Dodge Corp.	120,000	10,740
		57,564
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	240,000	14,880
TOTAL MATERIALS		151,321
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	2,300,000	71,599
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp.	3,700,000	$ 150,664
Verizon Communications, Inc.	2,000,000	70,360
		292,623
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	620,000	10,490
TOTAL TELECOMMUNICATION SERVICES		303,113
UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International	400,000	17,456
Exelon Corp.	480,000	29,270
FirstEnergy Corp.	300,000	17,118
		63,844
Independent Power Producers & Energy Traders - 0.5%
TXU Corp.	480,000	31,781
Multi-Utilities - 0.4%
Dominion Resources, Inc.	121,698	9,722
Wisconsin Energy Corp.	380,000	16,340
		26,062
TOTAL UTILITIES		121,687
TOTAL COMMON STOCKS (Cost $5,425,553)		6,832,589
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,231
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,790)		7,231
Money Market Funds - 0.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.31% (b)	16,555,270	$ 16,555
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	13,327,800	13,328
TOTAL MONEY MARKET FUNDS (Cost $29,883)		29,883
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,462,226)		6,869,703
NET OTHER ASSETS - (0.2)%		(12,622)
NET ASSETS - 100%		$ 6,857,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 804
Fidelity Securities Lending Cash Central Fund	99
Total	$ 903
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big 5 Sporting Goods Corp.	$ 15,418	$ 11,577	$ -	$ 271	$ 23,949
Total	$ 15,418	$ 11,577	$ -	$ 271	$ 23,949
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,464,318,000. Net unrealized appreciation aggregated $1,405,385,000, of which $1,612,980,000 related to appreciated investment securities and $207,595,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805757.102

AEV-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.5%
Winnebago Industries, Inc.	19,310	$ 563,852
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.	6,100	220,576
WMS Industries, Inc. (a)	10,100	270,680
		491,256
Media - 5.0%
Comcast Corp. Class A (a)	92,200	3,227,000
News Corp. Class B	38,760	770,161
The New York Times Co. Class A	45,100	1,015,652
The Walt Disney Co.	23,700	702,705
		5,715,518
Specialty Retail - 0.7%
OfficeMax, Inc.	19,100	793,223
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	5,300	370,417
TOTAL CONSUMER DISCRETIONARY		7,934,266
CONSUMER STAPLES - 9.2%
Beverages - 1.3%
Anheuser-Busch Companies, Inc.	8,000	395,040
Diageo PLC sponsored ADR	4,400	314,600
The Coca-Cola Co.	15,850	710,239
		1,419,879
Food & Staples Retailing - 4.8%
Wal-Mart Stores, Inc.	124,550	5,569,876
Food Products - 1.0%
Corn Products International, Inc.	17,200	593,400
Nestle SA sponsored ADR	2,200	188,980
Wm. Wrigley Jr. Co.	7,800	362,076
		1,144,456
Household Products - 1.7%
Colgate-Palmolive Co.	3,300	197,538
Procter & Gamble Co.	28,900	1,788,910
		1,986,448
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.	5,630	$ 470,274
TOTAL CONSUMER STAPLES		10,590,933
ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	27,200	1,751,680
ConocoPhillips	27,100	1,718,953
El Paso Corp.	32,600	473,352
Exxon Mobil Corp.	91,690	6,204,662
		10,148,647
FINANCIALS - 29.1%
Capital Markets - 3.0%
Merrill Lynch & Co., Inc.	11,900	875,007
Morgan Stanley	19,600	1,289,484
Northern Trust Corp.	4,600	257,554
Nuveen Investments, Inc. Class A	6,700	319,858
State Street Corp.	12,710	785,478
		3,527,381
Commercial Banks - 4.6%
East West Bancorp, Inc.	27,274	1,104,597
KeyCorp	16,600	610,714
Preferred Bank, Los Angeles California	2,900	162,545
Wachovia Corp.	19,549	1,067,962
Wells Fargo & Co.	32,560	1,131,460
Wilmington Trust Corp., Delaware	27,200	1,198,160
		5,275,438
Consumer Finance - 1.1%
Capital One Financial Corp.	17,100	1,250,010
SLM Corp.	50	2,427
		1,252,437
Diversified Financial Services - 9.5%
Bank of America Corp.	92,280	4,749,652
Citigroup, Inc.	70,960	3,501,876
JPMorgan Chase & Co.	59,100	2,698,506
		10,950,034
Insurance - 3.2%
AFLAC, Inc.	7,000	315,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	4,500	$ 260,730
American International Group, Inc.	26,590	1,696,974
Lincoln National Corp.	23,500	1,426,450
		3,699,643
Real Estate Investment Trusts - 4.1%
General Growth Properties, Inc.	104,837	4,752,261
Thrifts & Mortgage Finance - 3.6%
Fannie Mae	58,200	3,064,230
Hudson City Bancorp, Inc.	63,300	826,698
People's Bank, Connecticut	7,200	260,280
		4,151,208
TOTAL FINANCIALS		33,608,402
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	11,900	829,430
Medtronic, Inc.	15,200	712,880
		1,542,310
Health Care Providers & Services - 2.9%
Chemed Corp.	5,600	220,696
Health Net, Inc. (a)	34,791	1,454,612
UnitedHealth Group, Inc.	33,200	1,724,740
		3,400,048
Pharmaceuticals - 8.1%
Johnson & Johnson	11,800	762,988
Merck & Co., Inc.	81,300	3,296,715
Pfizer, Inc.	110,430	3,043,451
Wyeth	44,900	2,186,630
		9,289,784
TOTAL HEALTH CARE		14,232,142
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.2%
Raytheon Co.	4,700	221,887
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	2,300	161,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.5%
UAL Corp. (a)	22,100	$ 552,500
Industrial Conglomerates - 2.3%
General Electric Co.	77,290	2,632,497
Road & Rail - 7.0%
Burlington Northern Santa Fe Corp.	66,200	4,432,090
Con-way, Inc.	4,600	220,110
CSX Corp.	92,200	2,786,284
Laidlaw International, Inc.	5,800	156,600
Norfolk Southern Corp.	10,220	436,701
		8,031,785
TOTAL INDUSTRIALS		11,599,784
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	32,600	716,874
Motorola, Inc.	8,700	203,406
QUALCOMM, Inc.	8,400	316,428
		1,236,708
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	87,700	3,206,312
Sun Microsystems, Inc. (a)	68,500	341,815
		3,548,127
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	15,200	424,080
Avnet, Inc. (a)	44,413	868,718
		1,292,798
Internet Software & Services - 0.8%
eBay, Inc. (a)	9,200	256,312
Google, Inc. Class A (sub. vtg.) (a)	1,700	643,501
		899,813
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	32,600	998,864
Applied Materials, Inc.	33,900	572,232
Intel Corp.	40,400	789,416
KLA-Tencor Corp.	7,900	346,889
Linear Technology Corp.	13,100	445,531
Maxim Integrated Products, Inc.	14,500	421,950
MKS Instruments, Inc. (a)	50,700	1,059,123
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	20,400	$ 495,516
Texas Instruments, Inc.	14,400	469,296
		5,598,817
TOTAL INFORMATION TECHNOLOGY		12,576,263
MATERIALS - 1.0%
Chemicals - 1.0%
FMC Corp.	18,860	1,152,723
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	131,300	4,087,369
BellSouth Corp.	35,200	1,433,344
Qwest Communications International, Inc. (a)	81,100	714,491
		6,235,204
UTILITIES - 4.6%
Electric Utilities - 2.7%
Edison International	13,100	571,684
Entergy Corp.	10,600	823,090
Exelon Corp.	27,890	1,700,732
		3,095,506
Independent Power Producers & Energy Traders - 1.2%
Mirant Corp. (a)	27,200	787,984
TXU Corp.	8,500	562,785
		1,350,769
Multi-Utilities - 0.7%
Duke Energy Corp.	28,000	840,000
TOTAL UTILITIES		5,286,275
TOTAL COMMON STOCKS (Cost $103,484,537)		113,364,639
Convertible Bonds - 0.3%
	Principal Amount	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (c)	$ 80,000	$ 77,488
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 3.5% 6/15/12	290,000	301,994
TOTAL CONVERTIBLE BONDS (Cost $370,597)		379,482
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 5.31% (b) (Cost $328,582)	328,582	328,582
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $104,183,716)		114,072,703
NET OTHER ASSETS - 1.1%		1,259,722
NET ASSETS - 100%		$ 115,332,425
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,488 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,947
Fidelity Securities Lending Cash Central Fund	4,595
Total	$ 89,542
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $104,789,973. Net unrealized appreciation aggregated $9,282,730, of which $11,472,029 related to appreciated investment securities and $2,189,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the lastquoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805762.102

AFIF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Diversified Consumer Services - 1.5%
Sothebys Class A (ltd. vtg.)	54,100	$ 1,503,980
Hotels, Restaurants & Leisure - 2.4%
International Game Technology	18,100	700,108
Wynn Resorts Ltd. (a)	22,900	1,772,689
		2,472,797
Household Durables - 0.5%
Garmin Ltd.	10,400	486,304
Internet & Catalog Retail - 1.8%
Coldwater Creek, Inc. (a)	65,100	1,788,297
Media - 0.9%
Focus Media Holding Ltd. ADR (a)	15,500	914,500
TOTAL CONSUMER DISCRETIONARY		7,165,878
CONSUMER STAPLES - 9.9%
Food & Staples Retailing - 2.8%
Sysco Corp.	33,100	1,039,009
Walgreen Co.	36,300	1,795,398
		2,834,407
Household Products - 3.6%
Colgate-Palmolive Co.	60,700	3,633,502
Personal Products - 3.5%
Avon Products, Inc.	49,100	1,409,661
Herbalife Ltd. (a)	67,200	2,195,424
		3,605,085
TOTAL CONSUMER STAPLES		10,072,994
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
Schlumberger Ltd. (NY Shares)	35,100	2,151,630
Oil, Gas & Consumable Fuels - 7.1%
Exxon Mobil Corp.	46,400	3,139,888
Ultra Petroleum Corp. (a)	43,000	2,134,520
Valero Energy Corp.	33,000	1,894,200
		7,168,608
TOTAL ENERGY		9,320,238
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.6%
Commercial Banks - 3.6%
Wells Fargo & Co.	105,600	$ 3,669,600
Consumer Finance - 1.3%
American Express Co.	25,600	1,345,024
Diversified Financial Services - 2.0%
Bank of America Corp.	38,900	2,002,183
Insurance - 7.5%
American International Group, Inc.	63,400	4,046,188
Aon Corp.	43,000	1,486,510
Prudential Financial, Inc.	28,300	2,077,503
		7,610,201
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	36,161	1,222,242
TOTAL FINANCIALS		15,849,250
HEALTH CARE - 8.8%
Biotechnology - 2.5%
Biogen Idec, Inc. (a)	35,200	1,553,728
Genentech, Inc. (a)	12,300	1,014,996
		2,568,724
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	8,700	1,024,773
ResMed, Inc. (a)	28,800	1,171,584
		2,196,357
Health Care Providers & Services - 4.1%
Henry Schein, Inc. (a)	48,800	2,433,656
UnitedHealth Group, Inc.	32,900	1,709,155
		4,142,811
TOTAL HEALTH CARE		8,907,892
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	18,400	964,712
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	17,400	954,738
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (a)	23,900	2,081,451
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	100,000	$ 1,334,000
Industrial Conglomerates - 3.8%
McDermott International, Inc. (a)	79,350	3,824,670
Machinery - 2.1%
Danaher Corp.	20,200	1,339,058
Deere & Co.	9,900	773,190
		2,112,248
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)(d)	7,500	438,750
TOTAL INDUSTRIALS		11,710,569
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 4.3%
Comverse Technology, Inc. (a)	90,700	1,895,630
Nice Systems Ltd. sponsored ADR	50,600	1,262,976
QUALCOMM, Inc.	31,500	1,186,605
		4,345,211
Internet Software & Services - 7.8%
eBay, Inc. (a)	49,200	1,370,712
Google, Inc. Class A (sub. vtg.) (a)	13,500	5,110,155
VeriSign, Inc. (a)	72,200	1,461,328
		7,942,195
IT Services - 4.0%
First Data Corp.	12,600	541,422
Infosys Technologies Ltd.	42,781	1,664,074
Paychex, Inc.	51,400	1,845,774
		4,051,270
Semiconductors & Semiconductor Equipment - 4.3%
Linear Technology Corp.	33,800	1,149,538
Maxim Integrated Products, Inc.	21,400	622,740
MEMC Electronic Materials, Inc. (a)	29,900	1,156,532
SiRF Technology Holdings, Inc. (a)(d)	55,700	1,466,581
		4,395,391
Software - 1.2%
Electronic Arts, Inc. (a)	22,900	1,167,213
TOTAL INFORMATION TECHNOLOGY		21,901,280
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 2.5%
Monsanto Co.	23,200	$ 1,100,608
Praxair, Inc.	24,900	1,429,509
		2,530,117
Metals & Mining - 2.1%
Carpenter Technology Corp.	15,919	1,525,677
Mittal Steel Co. NV Class A (NY Shares)	16,800	575,400
		2,101,077
TOTAL MATERIALS		4,631,194
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	73,700	2,294,281
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	48,300	1,732,038
TOTAL TELECOMMUNICATION SERVICES		4,026,319
UTILITIES - 1.0%
Independent Power Producers & Energy Traders - 1.0%
TXU Corp.	15,700	1,039,497
TOTAL COMMON STOCKS (Cost $85,008,416)		94,625,111
Money Market Funds - 8.7%
Fidelity Cash Central Fund, 5.31% (b)	6,949,714	6,949,714
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,862,300	1,862,300
TOTAL MONEY MARKET FUNDS (Cost $8,812,014)		8,812,014
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $93,820,430)		103,437,125
NET OTHER ASSETS - (2.1)%		(2,120,046)
NET ASSETS - 100%		$ 101,317,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,079
Fidelity Securities Lending Cash Central Fund	46,992
Total	$ 256,071
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $94,004,281. Net unrealized appreciation aggregated $9,432,844, of which $11,920,285 related to appreciated investment securities and $2,487,441 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

n

1.805763.102

AGAI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Hotels, Restaurants & Leisure - 0.8%
Services Acquisition Corp. International (a)(d)	325,500	$ 3,008
Sonic Corp. (a)	63,300	1,388
Starbucks Corp. (a)	114,300	3,544
Wynn Resorts Ltd. (a)	59,394	4,598
		12,538
Household Durables - 1.0%
Koninklijke Philips Electronics NV (NY Shares)	114,400	3,926
Sharp Corp.	329,000	5,885
Sony Corp. sponsored ADR	85,100	3,694
Whirlpool Corp.	23,100	1,869
		15,374
Media - 1.9%
Clear Channel Communications, Inc.	87,400	2,538
E.W. Scripps Co. Class A	96,500	4,388
Lamar Advertising Co. Class A (a)	14,300	748
News Corp. Class B	330,200	6,561
The Walt Disney Co.	61,300	1,818
Time Warner, Inc.	429,000	7,130
Viacom, Inc. Class B (non-vtg.) (a)	145,750	5,291
		28,474
Multiline Retail - 0.8%
Target Corp.	243,700	11,793
Specialty Retail - 1.9%
Best Buy Co., Inc.	151,000	7,097
Esprit Holdings Ltd.	282,500	2,350
Lowe's Companies, Inc.	44,600	1,207
PETsMART, Inc.	101,500	2,548
Staples, Inc.	342,198	7,720
Tiffany & Co., Inc.	116,700	3,688
TJX Companies, Inc.	156,900	4,197
		28,807
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	82,000	3,064
TOTAL CONSUMER DISCRETIONARY		100,050
CONSUMER STAPLES - 7.2%
Beverages - 0.9%
PepsiCo, Inc.	200,000	13,056
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Corp.	379,400	$ 12,729
Safeway, Inc.	107,400	3,322
		16,051
Food Products - 0.9%
Nestle SA sponsored ADR	165,800	14,242
Household Products - 2.7%
Colgate-Palmolive Co.	165,200	9,889
Procter & Gamble Co.	490,100	30,337
		40,226
Tobacco - 1.6%
Altria Group, Inc.	295,000	24,641
TOTAL CONSUMER STAPLES		108,216
ENERGY - 8.1%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	23,970	1,706
Cameron International Corp. (a)	140,100	6,712
Halliburton Co.	431,500	14,076
Nabors Industries Ltd. (a)	138,300	4,547
Schlumberger Ltd. (NY Shares)	317,300	19,450
Smith International, Inc.	186,300	7,819
		54,310
Oil, Gas & Consumable Fuels - 4.5%
Exxon Mobil Corp.	644,900	43,640
Peabody Energy Corp.	156,100	6,879
Plains Exploration & Production Co. (a)	132,800	5,845
Ultra Petroleum Corp. (a)	97,800	4,855
Valero Energy Corp.	118,100	6,779
		67,998
TOTAL ENERGY		122,308
FINANCIALS - 20.5%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	122,800	5,616
Charles Schwab Corp.	333,200	5,434
Franklin Resources, Inc.	50,900	5,009
Goldman Sachs Group, Inc.	35,600	5,292
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Investors Financial Services Corp.	119,600	$ 5,545
Lehman Brothers Holdings, Inc.	55,500	3,541
Nomura Holdings, Inc. sponsored ADR	310,980	5,986
State Street Corp.	191,300	11,822
TD Ameritrade Holding Corp.	80,100	1,403
UBS AG (NY Shares)	86,900	4,933
		54,581
Commercial Banks - 2.6%
Mizuho Financial Group, Inc.	231	1,867
Standard Chartered PLC (United Kingdom)	277,379	6,945
Sumitomo Mitsui Financial Group, Inc.	170	1,911
Wachovia Corp.	224,600	12,270
Wells Fargo & Co.	465,800	16,187
		39,180
Consumer Finance - 1.0%
American Express Co.	170,000	8,932
Capital One Financial Corp.	86,300	6,309
		15,241
Diversified Financial Services - 2.7%
Bank of America Corp.	547,700	28,190
Citigroup, Inc.	145,900	7,200
NETeller PLC (a)	67,100	534
The NASDAQ Stock Market, Inc. (a)	169,800	4,841
		40,765
Insurance - 9.1%
ACE Ltd.	151,400	8,154
AFLAC, Inc.	64,100	2,889
American International Group, Inc.	895,030	57,121
Berkshire Hathaway, Inc. Class A (a)	102	9,802
Endurance Specialty Holdings Ltd.	57,100	1,843
Everest Re Group Ltd.	81,100	7,622
Fidelity National Title Group, Inc. Class A (d)	178,100	3,590
Hartford Financial Services Group, Inc.	137,800	11,832
Lincoln National Corp.	107,101	6,501
National Financial Partners Corp.	167,800	6,178
PartnerRe Ltd.	57,100	3,672
Prudential Financial, Inc.	107,700	7,906
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	189,850	$ 6,645
XL Capital Ltd. Class A	52,572	3,451
		137,206
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	98,390	4,907
Vornado Realty Trust	16,300	1,726
		6,633
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	96,000	2,151
Move, Inc.	73,600	337
		2,488
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	16,700	564
Golden West Financial Corp., Delaware	58,300	4,401
Hudson City Bancorp, Inc.	454,800	5,940
Washington Mutual, Inc.	33,400	1,399
		12,304
TOTAL FINANCIALS		308,398
HEALTH CARE - 15.7%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	12,440	467
Amgen, Inc. (a)	107,500	7,302
Biogen Idec, Inc. (a)	91,600	4,043
Celgene Corp. (a)	32,300	1,314
Cephalon, Inc. (a)	32,500	1,853
Genentech, Inc. (a)	35,400	2,921
Gilead Sciences, Inc. (a)	103,500	6,562
PDL BioPharma, Inc. (a)	283,900	5,593
		30,055
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	21,100	2,485
Baxter International, Inc.	217,800	9,666
Becton, Dickinson & Co.	126,700	8,831
C.R. Bard, Inc.	79,200	5,954
Conor Medsystems, Inc. (a)	79,336	2,142
Cooper Companies, Inc.	85,200	4,258
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO, Inc. (a)	82,200	$ 3,170
Medtronic, Inc.	200	9
St. Jude Medical, Inc. (a)	90,400	3,291
		39,806
Health Care Providers & Services - 2.7%
Brookdale Senior Living, Inc.	8,400	402
Cardinal Health, Inc.	88,700	5,980
Chemed Corp.	45,900	1,809
Health Net, Inc. (a)	116,300	4,863
Healthways, Inc. (a)	8,400	434
Henry Schein, Inc. (a)	143,700	7,166
I-trax, Inc. (a)	238,700	757
McKesson Corp.	73,900	3,754
UnitedHealth Group, Inc.	298,100	15,486
		40,651
Health Care Technology - 0.3%
Emdeon Corp. (a)	133,200	1,578
IMS Health, Inc.	100,000	2,729
		4,307
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	67,200	1,432
Charles River Laboratories International, Inc. (a)	149,300	6,068
Invitrogen Corp. (a)	174,100	10,594
Millipore Corp. (a)	52,500	3,369
		21,463
Pharmaceuticals - 6.6%
Johnson & Johnson	508,600	32,886
Merck & Co., Inc.	228,800	9,278
Novartis AG sponsored ADR	113,900	6,506
Pfizer, Inc.	832,800	22,952
Roche Holding AG (participation certificate)	69,105	12,741
Sepracor, Inc. (a)	38,000	1,786
Wyeth	273,700	13,329
		99,478
TOTAL HEALTH CARE		235,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.2%
EDO Corp.	159,006	$ 3,710
Honeywell International, Inc.	498,600	19,306
L-3 Communications Holdings, Inc.	40,600	3,061
United Technologies Corp.	363,000	22,764
		48,841
Air Freight & Logistics - 0.3%
FedEx Corp.	43,100	4,354
Airlines - 0.2%
UAL Corp. (a)	91,100	2,278
Electrical Equipment - 0.4%
Evergreen Solar, Inc. (a)	133,600	1,360
Suntech Power Holdings Co. Ltd. sponsored ADR	80,800	2,343
Vestas Wind Systems AS (a)	79,600	2,228
		5,931
Industrial Conglomerates - 5.6%
3M Co.	33,000	2,366
General Electric Co.	1,982,200	67,516
McDermott International, Inc. (a)	284,950	13,735
		83,617
Machinery - 0.7%
Danaher Corp.	50,200	3,328
Deere & Co.	96,100	7,505
		10,833
Marine - 0.1%
Alexander & Baldwin, Inc.	24,100	1,057
Road & Rail - 1.0%
Laidlaw International, Inc.	181,500	4,901
Landstar System, Inc.	117,900	5,034
Norfolk Southern Corp.	133,600	5,709
		15,644
TOTAL INDUSTRIALS		172,555
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 5.1%
Adtran, Inc.	71,963	1,790
Alcatel SA sponsored ADR	381,000	4,774
Cisco Systems, Inc. (a)	1,055,000	23,199
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	171,235	$ 3,579
Corning, Inc. (a)	566,800	12,606
Harris Corp.	112,500	4,941
Juniper Networks, Inc. (a)	142,100	2,085
Motorola, Inc.	347,400	8,122
Nortel Networks Corp. (a)	784,000	1,639
QUALCOMM, Inc.	257,300	9,692
Research In Motion Ltd. (a)	52,000	4,290
		76,717
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	176,800	11,996
EMC Corp. (a)	487,100	5,675
Hewlett-Packard Co.	462,300	16,902
Network Appliance, Inc. (a)	168,700	5,776
Sun Microsystems, Inc. (a)	144,700	722
		41,071
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	287,153	9,235
Internet Software & Services - 2.1%
eBay, Inc. (a)	231,200	6,441
Google, Inc. Class A (sub. vtg.) (a)	50,600	19,154
Yahoo!, Inc. (a)	198,900	5,732
		31,327
IT Services - 0.6%
First Data Corp.	107,100	4,602
Paychex, Inc.	143,000	5,135
		9,737
Semiconductors & Semiconductor Equipment - 4.4%
Altera Corp. (a)	192,100	3,886
Analog Devices, Inc.	2,200	67
Applied Materials, Inc.	766,882	12,945
ARM Holdings PLC sponsored ADR	205,000	1,394
ASML Holding NV (NY Shares) (a)	96,900	2,138
Broadcom Corp. Class A (a)	190,000	5,594
Fairchild Semiconductor International, Inc. (a)	55,500	1,001
FormFactor, Inc. (a)	20,000	965
Freescale Semiconductor, Inc. Class A (a)	148,400	4,556
Intel Corp.	150,300	2,937
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	183,100	$ 4,642
Lam Research Corp. (a)	4,700	201
Linear Technology Corp.	140,200	4,768
Maxim Integrated Products, Inc.	155,000	4,511
Microchip Technology, Inc.	104,300	3,563
National Semiconductor Corp.	221,400	5,378
Samsung Electronics Co. Ltd.	4,150	2,806
Xilinx, Inc.	177,100	4,050
		65,402
Software - 4.8%
Adobe Systems, Inc. (a)	164,200	5,327
BEA Systems, Inc. (a)	216,500	2,973
Cognos, Inc. (a)	117,200	3,811
Electronic Arts, Inc. (a)	59,000	3,007
Microsoft Corp.	1,829,500	47,000
Oracle Corp. (a)	249,800	3,909
Quest Software, Inc. (a)	230,400	3,209
Symantec Corp. (a)	139,300	2,597
		71,833
TOTAL INFORMATION TECHNOLOGY		305,322
MATERIALS - 2.6%
Chemicals - 1.9%
Ashland, Inc.	116,000	7,324
Monsanto Co.	152,580	7,238
Praxair, Inc.	247,900	14,232
		28,794
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	198,400	3,008
Smurfit-Stone Container Corp.	236,500	2,694
		5,702
Metals & Mining - 0.3%
Alcoa, Inc.	58,800	1,681
Newmont Mining Corp.	56,100	2,875
		4,556
TOTAL MATERIALS		39,052
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	668,900	$ 20,823
Level 3 Communications, Inc. (a)	361,600	1,602
Qwest Communications International, Inc. (a)	571,500	5,035
Verizon Communications, Inc.	133,000	4,679
		32,139
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	151,200	5,422
TOTAL TELECOMMUNICATION SERVICES		37,561
UTILITIES - 1.4%
Electric Utilities - 0.7%
Exelon Corp.	169,800	10,354
Independent Power Producers & Energy Traders - 0.7%
TXU Corp.	157,300	10,415
TOTAL UTILITIES		20,769
TOTAL COMMON STOCKS (Cost $1,366,694)		1,449,991
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 5.31% (b)	52,651,565	52,652
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	6,143,450	6,143
TOTAL MONEY MARKET FUNDS (Cost $58,795)		58,795
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,425,489)		1,508,786
NET OTHER ASSETS - (0.3)%		(4,566)
NET ASSETS - 100%		$ 1,504,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,470
Fidelity Securities Lending Cash Central Fund	141
Total	$ 1,611
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,436,228,000. Net unrealized appreciation aggregated $72,558,000, of which $119,890,000 related to appreciated investment securities and $47,332,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805740.102

GO-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.2%
Renault SA	50,700	$ 5,905
Hotels, Restaurants & Leisure - 4.1%
Las Vegas Sands Corp. (a)	905,700	63,227
Starwood Hotels & Resorts Worldwide, Inc.	35,300	1,880
Wynn Resorts Ltd. (a)	622,300	48,172
		113,279
Household Durables - 0.2%
Garmin Ltd.	16,800	786
Whirlpool Corp.	63,400	5,130
		5,916
Internet & Catalog Retail - 0.1%
NutriSystem, Inc. (a)(d)	42,200	2,096
Submarino SA	17,100	351
		2,447
Media - 2.5%
Omnicom Group, Inc.	27,900	2,439
The Walt Disney Co.	1,224,400	36,303
Time Warner, Inc.	422,200	7,017
Univision Communications, Inc. Class A (a)	684,200	23,646
		69,405
Multiline Retail - 0.1%
Sears Holdings Corp. (a)	23,200	3,343
Specialty Retail - 4.9%
Best Buy Co., Inc.	198,200	9,315
Chico's FAS, Inc. (a)(d)	2,881,100	53,127
Circuit City Stores, Inc.	929,500	21,945
Gamestop Corp. Class B (a)	128,400	5,187
J. Crew Group, Inc.	7,100	180
Staples, Inc.	380,000	8,573
Urban Outfitters, Inc. (a)	463,500	7,272
Zumiez, Inc. (a)	1,308,493	29,166
		134,765
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	172,000	$ 5,193
Under Armour, Inc. Class A (sub. vtg.)	208,200	7,170
		12,363
TOTAL CONSUMER DISCRETIONARY		347,423
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	337,755	9,295
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.	168,900	7,553
Whole Foods Market, Inc.	4,234	227
		7,780
TOTAL CONSUMER STAPLES		17,075
ENERGY - 4.3%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	115,000	8,186
BJ Services Co.	21,100	724
GlobalSantaFe Corp.	147,000	7,235
Grant Prideco, Inc. (a)	85,800	3,563
Halliburton Co.	364,100	11,877
National Oilwell Varco, Inc. (a)	174,600	11,401
Noble Corp.	147,700	9,658
Schlumberger Ltd. (NY Shares)	246,800	15,129
Transocean, Inc. (a)	182,100	12,155
		79,928
Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corp.	89,800	6,077
Hess Corp.	63,400	2,902
Peabody Energy Corp.	354,099	15,605
Ultra Petroleum Corp. (a)	126,800	6,294
Valero Energy Corp.	140,300	8,053
		38,931
TOTAL ENERGY		118,859
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.7%
Capital Markets - 4.9%
E*TRADE Financial Corp.	855,700	$ 20,186
Goldman Sachs Group, Inc.	14,100	2,096
Lazard Ltd. Class A	303,800	11,438
Legg Mason, Inc. (d)	337,700	30,819
Merrill Lynch & Co., Inc.	427,600	31,441
Morgan Stanley	126,700	8,336
optionsXpress Holdings, Inc.	337,700	8,821
TD Ameritrade Holding Corp.	1,266,590	22,191
		135,328
Commercial Banks - 0.6%
ICICI Bank Ltd. sponsored ADR	295,700	7,892
Mizuho Financial Group, Inc.	212	1,714
Standard Chartered PLC (United Kingdom)	219,011	5,484
Sumitomo Mitsui Financial Group, Inc.	170	1,911
		17,001
Consumer Finance - 0.2%
American Express Co.	42,200	2,217
Capital One Financial Corp.	42,200	3,085
		5,302
Diversified Financial Services - 3.8%
IntercontinentalExchange, Inc.	437,650	27,686
Moody's Corp.	911,900	55,790
NETeller PLC (a)	1,436,852	11,436
The NASDAQ Stock Market, Inc. (a)	315,064	8,982
		103,894
Insurance - 0.2%
ACE Ltd.	118,870	6,402
TOTAL FINANCIALS		267,927
HEALTH CARE - 19.5%
Biotechnology - 5.6%
Amgen, Inc. (a)	300,900	20,440
Biogen Idec, Inc. (a)	105,600	4,661
Celgene Corp. (a)	1,011,700	41,166
Genentech, Inc. (a)	831,500	68,615
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	253,500	$ 16,072
Vertex Pharmaceuticals, Inc. (a)	84,500	2,911
		153,865
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	169,000	8,137
Alcon, Inc.	72,500	8,540
C.R. Bard, Inc.	123,500	9,285
Intuitive Surgical, Inc. (a)(d)	54,059	5,103
Inverness Medical Innovations, Inc. (a)	85,400	2,884
Inverness Medical Innovations, Inc. (a)(e)	16,400	496
		34,445
Health Care Providers & Services - 7.8%
Brookdale Senior Living, Inc.	126,600	6,055
Humana, Inc. (a)	189,500	11,546
Nighthawk Radiology Holdings, Inc.	365,700	6,341
Omnicare, Inc. (d)	401,100	18,174
UnitedHealth Group, Inc.	3,232,357	167,921
WellPoint, Inc. (a)	89,600	6,936
		216,973
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	338,100	3,290
Pharmaceuticals - 4.7%
Allergan, Inc.	579,500	66,388
Merck & Co., Inc.	928,800	37,663
Roche Holding AG (participation certificate)	68,050	12,546
Sepracor, Inc. (a)	296,800	13,953
		130,550
TOTAL HEALTH CARE		539,123
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	92,800	3,593
The Boeing Co.	337,700	25,294
		28,887
Air Freight & Logistics - 0.2%
FedEx Corp.	63,400	6,405
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.7%
AirTran Holdings, Inc. (a)	253,200	$ 2,899
AMR Corp.	423,600	8,747
Republic Airways Holdings, Inc. (a)	122,300	1,949
Ryanair Holdings PLC sponsored ADR (a)	33,200	1,822
US Airways Group, Inc. (a)	84,500	3,570
		18,987
Construction & Engineering - 1.8%
Fluor Corp.	523,500	45,241
Foster Wheeler Ltd. (a)	84,500	3,673
		48,914
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	232,400	3,100
Rockwell Automation, Inc.	42,900	2,419
		5,519
Industrial Conglomerates - 0.7%
General Electric Co.	523,950	17,846
Machinery - 0.2%
Deere & Co.	63,400	4,952
Joy Global, Inc.	26,600	1,158
		6,110
TOTAL INDUSTRIALS		132,668
INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 5.2%
F5 Networks, Inc. (a)	177,000	8,866
Motorola, Inc.	935,520	21,872
Nokia Corp. sponsored ADR	431,800	9,016
QUALCOMM, Inc.	1,185,300	44,650
Research In Motion Ltd. (a)	710,030	58,577
		142,981
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	1,195,200	81,094
Hewlett-Packard Co.	84,400	3,086
Network Appliance, Inc. (a)	268,900	9,207
Rackable Systems, Inc. (a)	85,000	2,360
		95,747
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A	3,300	$ 106
Internet Software & Services - 24.3%
eBay, Inc. (a)(d)	8,497,500	236,740
Google, Inc. Class A (sub. vtg.) (a)	878,600	332,584
NHN Corp.	2,532	239
Yahoo! Japan Corp.	1,278	480
Yahoo!, Inc. (a)	3,620,200	104,334
		674,377
IT Services - 7.9%
Cognizant Technology Solutions Corp. Class A (a)	1,096,500	76,656
First Data Corp.	1,581,700	67,966
Infosys Technologies Ltd. sponsored ADR	481,000	21,573
Paychex, Inc.	1,140,620	40,960
Satyam Computer Services Ltd. sponsored ADR	211,300	8,065
SRA International, Inc. Class A (a)	149,810	4,196
		219,416
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Corp. Class A (a)	527,750	15,537
Intel Corp.	844,400	16,500
Linear Technology Corp.	105,700	3,595
Marvell Technology Group Ltd. (a)	1,604,600	28,097
Silicon On Insulator Technologies SA (SOITEC) (a)	168,900	5,152
		68,881
Software - 1.3%
Activision, Inc. (a)	392,433	5,062
Autodesk, Inc. (a)	135,102	4,696
Electronic Arts, Inc. (a)	105,600	5,382
Microsoft Corp.	253,500	6,512
Opnet Technologies, Inc. (a)	84,500	1,153
Oracle Corp. (a)	591,100	9,251
Salesforce.com, Inc. (a)	97,200	3,351
		35,407
TOTAL INFORMATION TECHNOLOGY		1,236,915
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.3%
Chemicals - 0.3%
Monsanto Co.	9,600	$ 455
Praxair, Inc.	105,000	6,028
		6,483
Metals & Mining - 1.0%
Allegheny Technologies, Inc.	63,300	3,630
Mittal Steel Co. NV Class A (NY Shares) (d)	718,200	24,598
		28,228
TOTAL MATERIALS		34,711
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,013,200	31,541
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	253,400	9,087
Bharti Airtel Ltd. (a)	760,358	7,303
		16,390
TOTAL TELECOMMUNICATION SERVICES		47,931
TOTAL COMMON STOCKS (Cost $2,808,748)		2,742,632
Money Market Funds - 2.7%
Fidelity Cash Central Fund, 5.31% (b)	48,781,941	48,782
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	27,701,451	27,701
TOTAL MONEY MARKET FUNDS (Cost $76,483)		76,483
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,885,231)		2,819,115
NET OTHER ASSETS - (1.7)%		(47,940)
NET ASSETS - 100%		$ 2,771,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $496,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	8/17/06	$ 496
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,311
Fidelity Securities Lending Cash Central Fund	724
Total	$ 2,035
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,891,572,000. Net unrealized depreciation aggregated $72,457,000, of which $188,233,000 related to appreciated investment securities and $260,690,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805758.102

ALSF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.6%
Tenneco, Inc. (a)	353,300	$ 8,037,575
TRW Automotive Holdings Corp. (a)	47,700	1,176,282
		9,213,857
Diversified Consumer Services - 2.4%
Carriage Services, Inc. Class A	36,900	168,264
Coinmach Service Corp. Class A	192,600	1,906,740
Service Corp. International (SCI)	4,305,300	36,164,520
		38,239,524
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	329,640	5,188,534
Centerplate, Inc. unit	30,815	457,911
Friendly Ice Cream Corp. (a)	41,076	359,004
Pinnacle Entertainment, Inc. (a)	172,300	4,441,894
Six Flags, Inc. (f)	1,179,000	6,154,380
Station Casinos, Inc.	116,800	6,803,600
		23,405,323
Household Durables - 0.2%
Sealy Corp., Inc.	200,000	2,756,000
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(f)	150,000	1,191,000
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A	330,300	7,689,384
Charter Communications, Inc. Class A (a)	1,845,500	2,565,245
Emmis Communications Corp. Class A	2,653	32,446
Gray Television, Inc.	103,900	663,921
Liberty Global, Inc.:
Class A	2,264	53,453
Class C	2,264	52,253
LodgeNet Entertainment Corp. (a)	11,800	224,318
Nexstar Broadcasting Group, Inc. Class A (a)(g)	819,700	3,606,680
NTL, Inc.	459,730	12,178,248
RCN Corp. (a)	153,500	3,971,045
Regal Entertainment Group Class A	100	1,973
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,225,917
Triple Crown Media, Inc. (a)	10,390	76,886
Valassis Communications, Inc. (a)	297,800	5,872,616
		38,214,385
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Gamestop Corp. Class A (a)	99,600	$ 4,350,528
Gap, Inc.	87,400	1,469,194
		5,819,722
TOTAL CONSUMER DISCRETIONARY		118,839,811
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.7%
Koninklijke Ahold NV sponsored ADR (a)	343,000	3,285,940
Kroger Co.	286,100	6,812,041
Pathmark Stores, Inc. (a)	63,840	619,886
Safeway, Inc.	51,600	1,595,988
		12,313,855
Food Products - 1.4%
Corn Products International, Inc.	230,830	7,963,635
Kellogg Co.	15,100	765,570
Smithfield Foods, Inc. (a)	477,400	14,336,322
		23,065,527
Personal Products - 0.5%
Playtex Products, Inc. (a)	558,400	7,342,960
Revlon, Inc. Class A (sub. vtg.) (a)	96,898	125,967
		7,468,927
TOTAL CONSUMER STAPLES		42,848,309
ENERGY - 32.1%
Energy Equipment & Services - 5.3%
Basic Energy Services, Inc.	85,700	2,451,020
Grant Prideco, Inc. (a)	120,300	4,996,059
Grey Wolf, Inc. (a)	3,019,861	22,075,184
Hanover Compressor Co. (a)	38,500	724,570
Hercules Offshore, Inc.	7,300	233,016
Nabors Industries Ltd. (a)	178,600	5,872,368
Noble Corp.	29,500	1,929,005
Petrojarl ASA sponsored ADR	87,948	923,454
Petroleum Geo-Services ASA sponsored ADR (a)	87,948	4,573,296
Pride International, Inc. (a)	237,900	6,168,747
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 3,693,600
Universal Compression Holdings, Inc. (a)	601,700	32,750,531
		86,390,850
Oil, Gas & Consumable Fuels - 26.8%
Alpha Natural Resources, Inc. (a)	1,288,550	23,361,412
Cabot Oil & Gas Corp.	100,000	5,106,000
Canadian Natural Resources Ltd.	100,000	5,250,158
Chesapeake Energy Corp.	882,800	27,869,996
Comstock Resources, Inc. (a)	25,300	727,628
ConocoPhillips	55,764	3,537,111
El Paso Corp.	4,105,100	59,606,051
Forest Oil Corp. (a)	1,055,557	35,751,716
Frontier Oil Corp.	380,000	12,426,000
Frontline Ltd. (f)	14,700	599,924
Frontline Ltd. (NY Shares)	412,300	16,817,717
General Maritime Corp.	912,400	34,269,744
Houston Exploration Co. (a)	44,700	2,867,505
Mariner Energy, Inc. (a)	636,748	12,034,537
Massey Energy Co.	175,200	4,422,048
Nexen, Inc.	163,400	9,518,978
Occidental Petroleum Corp.	82,656	4,214,629
OMI Corp.	879,400	19,804,088
Overseas Shipholding Group, Inc.	421,200	28,094,040
Petrohawk Energy Corp. (a)	1,027,128	11,452,477
Plains Exploration & Production Co. (a)	96,700	4,255,767
Pogo Producing Co.	120,300	5,342,523
Range Resources Corp.	615,300	17,216,094
Ship Finance International Ltd.:
(Norway)	2,205	43,948
(NY Shares)	62,921	1,269,746
Teekay Shipping Corp.	1,310,100	57,985,026
Valero Energy Corp.	304,400	17,472,560
Williams Companies, Inc.	463,800	11,423,394
		432,740,817
TOTAL ENERGY		519,131,667
FINANCIALS - 0.8%
Capital Markets - 0.3%
Merrill Lynch & Co., Inc.	69,500	5,110,335
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	38,500	$ 2,725,415
Insurance - 0.3%
American Financial Group, Inc., Ohio	87,000	4,064,640
Real Estate Investment Trusts - 0.0%
Equity Office Properties Trust	500	18,545
Thrifts & Mortgage Finance - 0.0%
Capital Crossing Bank (a)	21,000	563,010
TOTAL FINANCIALS		12,481,945
HEALTH CARE - 4.8%
Biotechnology - 0.0%
Lexicon Genetics, Inc. (a)	122,038	510,119
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	69,900	3,102,162
Beckman Coulter, Inc.	150,900	8,264,793
		11,366,955
Health Care Providers & Services - 4.1%
DaVita, Inc. (a)	520,300	30,364,708
Emergency Medical Services Corp. Class A	64,600	1,020,680
Owens & Minor, Inc.	212,800	6,845,776
ResCare, Inc. (a)	449,800	9,018,490
Rural/Metro Corp. (a)(f)	343,733	2,574,560
Tenet Healthcare Corp. (a)	644,548	5,079,038
VCA Antech, Inc. (a)	300,000	10,626,000
		65,529,252
TOTAL HEALTH CARE		77,406,326
INDUSTRIALS - 9.1%
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	114,577	1,563,976
Airlines - 0.9%
AirTran Holdings, Inc. (a)	138,500	1,585,825
AMR Corp. (f)	342,670	7,076,136
UAL Corp. (a)	200,000	5,000,000
US Airways Group, Inc. (a)	23,760	1,003,860
		14,665,821
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
American Standard Companies, Inc.	549,100	$ 22,935,907
Goodman Global, Inc.	120,400	1,515,836
Lennox International, Inc.	197,100	4,639,734
		29,091,477
Commercial Services & Supplies - 4.1%
Allied Waste Industries, Inc.	899,700	9,302,898
Cenveo, Inc. (a)	1,131,000	23,751,000
Clean Harbors, Inc.	209,300	8,746,647
Deluxe Corp.	128,800	2,308,096
Global Cash Access Holdings, Inc.	591,600	9,128,388
Republic Services, Inc.	103,500	4,013,730
Waste Management, Inc.	248,100	8,504,868
		65,755,627
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	257,263	1,402,083
Industrial Conglomerates - 0.3%
Tyco International Ltd.	161,700	4,228,455
Machinery - 0.4%
FreightCar America, Inc.	41,982	2,443,352
Navistar International Corp. (a)	29,100	667,554
SPX Corp.	19,800	1,045,440
Terex Corp. (a)	35,600	1,563,908
Thermadyne Holdings Corp. (a)	5,100	49,470
Timken Co.	7,200	230,688
		6,000,412
Marine - 0.0%
American Commercial Lines, Inc.	1,700	89,250
Golden Ocean Group Ltd. (a)	232,800	233,470
		322,720
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	158,700	10,624,965
Kansas City Southern	50,500	1,330,675
		11,955,640
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc.	3,100	80,817
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
UAP Holding Corp.	260,700	$ 5,430,381
United Rentals, Inc. (a)	279,500	6,053,970
		11,565,168
TOTAL INDUSTRIALS		146,551,379
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.2%
CIENA Corp. (a)	196,500	776,175
Lucent Technologies, Inc. (a)	780,300	1,818,099
Motorola, Inc.	724,300	16,934,134
		19,528,408
Computers & Peripherals - 1.3%
EMC Corp. (a)	550,400	6,412,160
Seagate Technology	525,200	11,685,700
Sun Microsystems, Inc. (a)	493,300	2,461,567
		20,559,427
Electronic Equipment & Instruments - 3.7%
Benchmark Electronics, Inc. (a)	150,000	3,741,000
Celestica, Inc. (sub. vtg.) (a)	934,400	8,961,042
DDi Corp. (a)	23,329	189,195
Flextronics International Ltd. (a)	2,440,300	28,795,540
Merix Corp. (a)	446,225	5,412,709
Sanmina-SCI Corp. (a)	380,900	1,291,251
SMTC Corp. (a)(f)	343,580	793,670
Solectron Corp. (a)	1,048,400	3,291,976
Viasystems Group, Inc. (a)	213,790	1,817,215
Viasystems Group, Inc. (i)	47,440	403,240
Vishay Intertechnology, Inc. (a)	327,800	4,592,478
		59,289,316
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	20,000	1,026,800
Hewitt Associates, Inc. Class A (a)	53,000	1,190,910
		2,217,710
Semiconductors & Semiconductor Equipment - 9.7%
AMIS Holdings, Inc. (a)	1,006,176	9,166,263
Amkor Technology, Inc. (a)(f)	4,527,514	25,671,004
Atmel Corp. (a)(f)	6,316,400	36,445,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (a)	1,041,200	$ 16,284,368
Fairchild Semiconductor International, Inc. (a)	171,200	3,086,736
Freescale Semiconductor, Inc.:
Class A (a)	390,600	11,991,420
Class B (a)	6,671	206,201
ON Semiconductor Corp. (a)	6,854,700	41,196,747
Skyworks Solutions, Inc. (a)	215,153	996,158
STATS ChipPAC Ltd. sponsored ADR (a)(f)	1,556,800	9,901,248
Texas Instruments, Inc.	60,100	1,958,659
		156,904,432
Software - 2.1%
BEA Systems, Inc. (a)	764,800	10,500,704
Cognos, Inc. (a)	169,200	5,502,385
Sybase, Inc. (a)	145,800	3,363,606
Symantec Corp. (a)	745,148	13,889,559
		33,256,254
TOTAL INFORMATION TECHNOLOGY		291,755,547
MATERIALS - 9.0%
Chemicals - 4.6%
Albemarle Corp.	80,200	4,402,980
Arch Chemicals, Inc.	117,658	3,263,833
Celanese Corp. Class A	2,414,400	44,642,256
Chemtura Corp.	845,732	7,349,408
Methanex Corp.	94,600	2,256,090
Monsanto Co.	78,400	3,719,296
NOVA Chemicals Corp.	73,900	2,356,804
Pliant Corp. (a)	118	1
Rhodia SA sponsored ADR	933,600	2,100,600
Texas Petrochemicals, Inc. (a)	158,000	3,871,000
		73,962,268
Construction Materials - 0.1%
Texas Industries, Inc.	53,000	2,487,820
Containers & Packaging - 2.3%
Owens-Illinois, Inc.	171,000	2,592,360
Packaging Corp. of America	22,170	513,014
Pactiv Corp. (a)	655,100	17,510,823
Sealed Air Corp.	11,400	591,318
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Corp.	1,045,215	$ 11,904,999
Temple-Inland, Inc.	83,400	3,712,968
		36,825,482
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	60,700	3,481,145
Chaparral Steel Co. (a)	53,000	3,785,260
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	1,313,800
Oregon Steel Mills, Inc. (a)	1,600	77,072
		8,657,277
Paper & Forest Products - 1.5%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	80,100	4,159,593
International Paper Co.	302,400	10,514,448
Weyerhaeuser Co.	154,000	9,548,000
		24,222,041
TOTAL MATERIALS		146,154,888
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.5%
Broadwing Corp. (a)	575,000	6,583,750
General Communications, Inc. Class A (a)	112,400	1,428,604
McLeodUSA, Inc.	149,007	1,043,049
Qwest Communications International, Inc. (a)	3,422,300	30,150,463
Windstream Corp.	43,477	573,896
XO Holdings, Inc. (a)	7,300	33,726
		39,813,488
Wireless Telecommunication Services - 1.4%
ALLTEL Corp.	42,051	2,279,585
Centennial Communications Corp. Class A	325,900	1,528,471
Rogers Communications, Inc. Class B (non-vtg.)	70,588	3,640,215
Sprint Nextel Corp.	907,212	15,350,027
		22,798,298
TOTAL TELECOMMUNICATION SERVICES		62,611,786
UTILITIES - 4.6%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	65,600	2,738,144
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.2%
ONEOK, Inc.	103,100	$ 3,945,637
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	1,755,100	37,278,324
Dynegy, Inc. Class A (a)	648,600	4,021,320
Mirant Corp. (a)	81,600	2,363,952
		43,663,596
Multi-Utilities - 1.5%
Aquila, Inc.	88,200	403,956
CMS Energy Corp. (a)	1,590,516	23,285,154
		23,689,110
TOTAL UTILITIES		74,036,487
TOTAL COMMON STOCKS (Cost $1,289,168,452)		1,491,818,145
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	1,048	379,376
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $491,681)		379,406
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 2,180,000	2,681,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	$ 6,120,000	$ 4,590,000
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (d)(h)	1,510,000	392,600
Northwest Airlines Corp. 10% 2/1/09 (d)	215,000	101,050
Northwest Airlines, Inc.:
8.7% 3/15/07 (d)	350,000	164,500
9.875% 3/15/07 (d)	1,605,000	786,450
		1,444,600
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	138,000	96,600
TOTAL NONCONVERTIBLE BONDS		6,131,200
TOTAL CORPORATE BONDS (Cost $8,513,189)		8,812,600
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	130,540,606	130,540,606
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	36,239,075	36,239,075
TOTAL MONEY MARKET FUNDS (Cost $166,779,681)		166,779,681
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,464,953,003)		1,667,789,832
NET OTHER ASSETS - (3.2)%		(52,182,567)
NET ASSETS - 100%		$ 1,615,607,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,982,600 or 0.3% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,084,640 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 2,180,000
Viasystems Group, Inc.	2/13/04	$ 954,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,085,624
Fidelity Securities Lending Cash Central Fund	423,328
Total	$ 3,508,952
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 3,565,695	$ -	$ -	$ -	$ 3,606,680
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,464,622,072. Net unrealized appreciation aggregated $203,167,760, of which $269,030,405 related to appreciated investment securities and $65,862,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805746.102

LC-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	38,600	$ 644,234
Gentex Corp.	81,200	1,175,776
		1,820,010
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (a)	129,340	6,494,161
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	101,651	4,290,689
Household Durables - 0.8%
D.R. Horton, Inc.	119,200	2,614,056
KB Home	43,200	1,847,232
Standard Pacific Corp.	82,522	1,974,751
		6,436,039
Media - 1.2%
Clear Channel Communications, Inc.	238,400	6,923,136
Time Warner, Inc.	71,200	1,183,344
Viacom, Inc. Class B (non-vtg.) (a)	45,200	1,640,760
		9,747,240
Multiline Retail - 1.3%
Federated Department Stores, Inc.	89,100	3,384,018
Target Corp.	137,000	6,629,430
		10,013,448
Specialty Retail - 2.9%
Best Buy Co., Inc.	88,300	4,150,100
Chico's FAS, Inc. (a)	158,800	2,928,272
Home Depot, Inc.	313,800	10,760,202
Staples, Inc.	200,891	4,532,101
		22,370,675
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	32,207	1,320,809
Under Armour, Inc. Class A (sub. vtg.)	14,500	499,380
		1,820,189
TOTAL CONSUMER DISCRETIONARY		62,992,451
CONSUMER STAPLES - 4.8%
Beverages - 0.1%
C&C Group PLC	104,300	1,165,246
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
CVS Corp.	156,800	$ 5,260,640
Wal-Mart Stores, Inc.	205,600	9,194,432
Walgreen Co.	96,300	4,762,998
		19,218,070
Food Products - 1.5%
Cadbury Schweppes PLC sponsored ADR	30,300	1,295,931
Nestle SA (Reg.)	29,475	10,136,746
		11,432,677
Household Products - 0.3%
Colgate-Palmolive Co.	33,100	1,981,366
Personal Products - 0.5%
Avon Products, Inc.	147,000	4,220,370
TOTAL CONSUMER STAPLES		38,017,729
ENERGY - 10.4%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	13,500	960,930
Halliburton Co.	332,000	10,829,840
National Oilwell Varco, Inc. (a)	75,100	4,904,030
Noble Corp.	52,526	3,434,675
Schlumberger Ltd. (NY Shares)	179,800	11,021,740
Smith International, Inc.	87,600	3,676,572
		34,827,787
Oil, Gas & Consumable Fuels - 6.0%
Aurora Oil & Gas Corp.	206,283	940,650
Chesapeake Energy Corp.	26,100	823,977
ConocoPhillips	183,200	11,620,376
Exxon Mobil Corp.	56,000	3,789,520
Forest Oil Corp. (a)	52,800	1,788,336
Hess Corp.	45,700	2,092,146
Hugoton Royalty Trust	1	28
Occidental Petroleum Corp.	85,700	4,369,843
Peabody Energy Corp.	61,500	2,710,305
Plains Exploration & Production Co. (a)	61,400	2,702,214
Quicksilver Resources, Inc. (a)	100,600	3,784,572
Range Resources Corp.	118,900	3,326,822
Ultra Petroleum Corp. (a)	16,100	799,204
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	107,700	$ 6,181,980
XTO Energy, Inc.	53,900	2,467,003
		47,396,976
TOTAL ENERGY		82,224,763
FINANCIALS - 22.1%
Capital Markets - 3.3%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	74,800	1,473,560
Daiwa Securities Group, Inc.	89,000	1,060,616
Investors Financial Services Corp.	163,900	7,598,404
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	62,300	1,407,357
Lazard Ltd. Class A	29,800	1,121,970
Legg Mason, Inc.	11,000	1,003,860
State Street Corp.	68,400	4,227,120
Thomas Weisel Partners Group, Inc.	18,800	273,164
UBS AG (NY Shares)	141,700	8,044,309
		26,210,360
Commercial Banks - 2.8%
Erste Bank der Oesterreichischen Sparkassen AG	51,326	3,103,819
HSBC Holdings PLC sponsored ADR	53,100	4,828,914
ICICI Bank Ltd.	61,263	815,732
Standard Chartered PLC (United Kingdom)	373,263	9,346,346
State Bank of India	68,387	1,641,052
Wachovia Corp.	43,200	2,360,016
		22,095,879
Consumer Finance - 1.3%
American Express Co.	80,000	4,203,200
Capital One Financial Corp.	64,300	4,700,330
Nelnet, Inc. Class A (a)	12,200	362,950
SLM Corp.	20,100	975,453
		10,241,933
Diversified Financial Services - 6.1%
Bank of America Corp.	441,100	22,703,417
IntercontinentalExchange, Inc.	52,200	3,302,172
JPMorgan Chase & Co.	472,421	21,570,743
NETeller PLC (a)	75,300	599,339
		48,175,671
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.5%
ACE Ltd.	189,200	$ 10,190,312
AFLAC, Inc.	52,400	2,361,668
American International Group, Inc.	459,887	29,349,988
Aspen Insurance Holdings Ltd.	66,100	1,634,653
Assurant, Inc.	19,400	998,130
Endurance Specialty Holdings Ltd.	219,000	7,067,130
IPC Holdings Ltd.	63,540	1,775,943
Platinum Underwriters Holdings Ltd.	239,500	7,113,150
The Chubb Corp.	11,100	556,776
XL Capital Ltd. Class A	86,400	5,671,296
		66,719,046
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.	22,900	774,020
TOTAL FINANCIALS		174,216,909
HEALTH CARE - 17.8%
Biotechnology - 2.3%
Alkermes, Inc. (a)	86,900	1,420,815
Alnylam Pharmaceuticals, Inc. (a)	135,600	1,765,512
Amgen, Inc. (a)	90,900	6,174,837
Celgene Corp. (a)	40,900	1,664,221
Cephalon, Inc. (a)(d)	91,035	5,190,816
MannKind Corp. (a)	18,300	337,086
Vertex Pharmaceuticals, Inc. (a)	34,100	1,174,745
		17,728,032
Health Care Equipment & Supplies - 2.5%
Advanced Medical Optics, Inc. (a)	23,200	1,117,080
Alcon, Inc.	25,400	2,991,866
Aspect Medical Systems, Inc. (a)	12,000	231,840
C.R. Bard, Inc.	43,300	3,255,294
Cooper Companies, Inc.	85,600	4,278,288
Inverness Medical Innovations, Inc. (a)	221,600	7,483,432
Inverness Medical Innovations, Inc. (a)(f)	4,500	136,080
NeuroMetrix, Inc. (a)	13,251	359,235
		19,853,115
Health Care Providers & Services - 2.7%
Aetna, Inc.	57,000	2,124,390
Chemed Corp.	28,200	1,111,362
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	53,800	$ 3,278,034
UnitedHealth Group, Inc.	286,300	14,873,285
		21,387,071
Health Care Technology - 0.1%
Cerner Corp. (a)	21,800	1,004,108
Pharmaceuticals - 10.2%
Allergan, Inc.	90,802	10,402,277
Elan Corp. PLC sponsored ADR (a)	52,700	871,131
Johnson & Johnson	450,100	29,103,466
Merck & Co., Inc.	258,472	10,481,040
Novartis AG sponsored ADR	92,800	5,300,736
Pfizer, Inc.	140,200	3,863,912
Roche Holding AG (participation certificate)	35,496	6,544,278
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,900	3,507,284
Wyeth	200,000	9,740,000
		79,814,124
TOTAL HEALTH CARE		139,786,450
INDUSTRIALS - 13.9%
Aerospace & Defense - 4.7%
Goodrich Corp.	103,500	4,031,325
Honeywell International, Inc.	786,300	30,445,536
L-3 Communications Holdings, Inc.	35,600	2,683,884
		37,160,745
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	38,600	2,703,930
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	92,900	2,874,326
Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	32,400	907,056
Industrial Conglomerates - 8.2%
General Electric Co.	1,734,800	59,087,288
Siemens AG sponsored ADR	20,700	1,760,535
Smiths Group PLC	226,900	3,715,644
		64,563,467
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Watsco, Inc.	20,900	$ 918,346
TOTAL INDUSTRIALS		109,127,870
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.6%
CSR PLC (a)	160,100	3,572,894
Juniper Networks, Inc. (a)	163,800	2,402,946
Motorola, Inc.	69,000	1,613,220
Nokia Corp. sponsored ADR	85,300	1,781,064
Research In Motion Ltd. (a)	42,300	3,489,750
		12,859,874
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	75,900	5,149,815
Dell, Inc. (a)	385,298	8,688,470
EMC Corp. (a)	706,800	8,234,220
Hewlett-Packard Co.	36,000	1,316,160
International Business Machines Corp.	34,300	2,777,271
NCR Corp. (a)	63,200	2,198,728
		28,364,664
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	116,300	3,740,208
Arrow Electronics, Inc. (a)	20,900	583,110
		4,323,318
Internet Software & Services - 4.1%
eBay, Inc. (a)	485,803	13,534,472
Google, Inc. Class A (sub. vtg.) (a)	41,650	15,765,775
Yahoo!, Inc. (a)	100,200	2,887,764
		32,188,011
IT Services - 0.8%
First Data Corp.	109,200	4,692,324
Infosys Technologies Ltd. sponsored ADR	32,800	1,471,080
		6,163,404
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	60,200	1,844,528
ARM Holdings PLC sponsored ADR	494,500	3,362,600
Broadcom Corp. Class A (a)	121,600	3,579,904
Cree, Inc. (a)	70,200	1,307,124
Cymer, Inc. (a)	29,900	1,230,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	617,994	$ 12,075,603
KLA-Tencor Corp.	26,700	1,172,397
Linear Technology Corp.	62,600	2,129,026
Marvell Technology Group Ltd. (a)	174,000	3,046,740
Maxim Integrated Products, Inc.	110,000	3,201,000
National Semiconductor Corp.	85,100	2,067,079
PMC-Sierra, Inc. (a)	59,100	404,244
		35,420,630
Software - 1.3%
Adobe Systems, Inc. (a)	15,700	509,308
Microsoft Corp.	370,438	9,516,552
		10,025,860
TOTAL INFORMATION TECHNOLOGY		129,345,761
MATERIALS - 1.5%
Chemicals - 1.0%
Celanese Corp. Class A	90,570	1,674,639
Linde AG	18,000	1,588,714
Praxair, Inc.	80,200	4,604,282
		7,867,635
Metals & Mining - 0.5%
Mittal Steel Co. NV Class A (NY Shares)	105,300	3,606,525
TOTAL MATERIALS		11,474,160
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	314,800	9,799,724
Qwest Communications International, Inc. (a)	373,600	3,291,416
		13,091,140
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	108,700	3,897,982
Sprint Nextel Corp.	206,700	3,497,364
		7,395,346
TOTAL TELECOMMUNICATION SERVICES		20,486,486
Common Stocks - continued
	Shares	Value
UTILITIES - 0.8%
Electric Utilities - 0.3%
Exelon Corp.	45,100	$ 2,750,198
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	122,200	2,595,528
NRG Energy, Inc.	23,500	1,190,040
		3,785,568
TOTAL UTILITIES		6,535,766
TOTAL COMMON STOCKS (Cost $749,828,107)		774,208,345
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 5.31% (b)	12,222,239	12,222,239
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	2,408,750	2,408,750
TOTAL MONEY MARKET FUNDS (Cost $14,630,989)		14,630,989
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $764,459,096)		788,839,334
NET OTHER ASSETS - (0.1)%		(1,071,593)
NET ASSETS - 100%		$ 787,767,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,880,917 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,080 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/17/06	$ 136,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,468
Fidelity Securities Lending Cash Central Fund	108,990
Total	$ 314,458
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $768,408,854. Net unrealized appreciation aggregated $20,430,480, of which $63,574,444 related to appreciated investment securities and $43,143,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805741.102

MC-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Diversified Consumer Services - 4.4%
DeVry, Inc. (a)(f)	7,073,700	$ 158,097
Service Corp. International (SCI)	4,657,900	39,126
Weight Watchers International, Inc.	2,903,800	123,295
		320,518
Hotels, Restaurants & Leisure - 2.5%
International Game Technology	1,906,600	73,747
Las Vegas Sands Corp. (a)	628,386	43,868
Shuffle Master, Inc. (a)(e)(f)	2,236,750	62,249
Wynn Resorts Ltd. (a)	17,011	1,317
		181,181
Household Durables - 5.4%
Harman International Industries, Inc. (e)(f)	4,933,480	400,202
Leisure Equipment & Products - 0.0%
Aruze Corp.	16,100	348
Media - 0.5%
The Walt Disney Co.	1,379,847	40,912
Multiline Retail - 1.6%
Federated Department Stores, Inc.	3,024,600	114,874
Specialty Retail - 3.1%
Gamestop Corp. Class A (a)(e)(f)	3,111,839	135,925
TJX Companies, Inc.	3,219,100	86,111
Urban Outfitters, Inc. (a)	439,537	6,896
		228,932
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	1,500,400	57,975
TOTAL CONSUMER DISCRETIONARY		1,344,942
CONSUMER STAPLES - 6.4%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	2,196,600	154,421
Food & Staples Retailing - 3.2%
Safeway, Inc. (e)	7,679,892	237,539
Personal Products - 1.1%
Avon Products, Inc.	2,840,500	81,551
TOTAL CONSUMER STAPLES		473,511
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.5%
Energy Equipment & Services - 5.1%
Diamond Offshore Drilling, Inc.	517,100	$ 37,479
FMC Technologies, Inc. (a)	1,131,700	66,567
GlobalSantaFe Corp.	764,700	37,639
National Oilwell Varco, Inc. (a)	1,725,156	112,653
SEACOR Holdings, Inc. (a)(f)	1,433,700	124,775
		379,113
Oil, Gas & Consumable Fuels - 5.4%
EOG Resources, Inc.	814,900	52,822
EXCO Resources, Inc.	3,869,900	51,702
Goodrich Petroleum Corp. (e)	942,500	29,858
Hess Corp.	692,000	31,680
Noble Energy, Inc.	1,453,600	71,837
Tesoro Corp.	1,522,600	98,375
XTO Energy, Inc.	1,275,000	58,357
		394,631
TOTAL ENERGY		773,744
FINANCIALS - 6.3%
Capital Markets - 1.8%
Greenhill & Co., Inc. (e)	320,200	17,621
Jefferies Group, Inc.	987,200	24,601
Lazard Ltd. Class A	1,871,980	70,480
Thomas Weisel Partners Group, Inc.	1,248,500	18,141
		130,843
Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc.	1,558,400	98,584
Insurance - 2.7%
Axis Capital Holdings Ltd.	1,686,549	54,695
Everest Re Group Ltd.	1,363,800	128,170
XL Capital Ltd. Class A	287,000	18,839
		201,704
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	327,400	16,327
FBR Capital Markets Corp. (a)(g)	1,213,333	18,200
		34,527
TOTAL FINANCIALS		465,658
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.2%
Biotechnology - 0.5%
Neurocrine Biosciences, Inc. (a)(e)(f)	3,003,014	$ 34,805
Health Care Equipment & Supplies - 3.0%
Advanced Medical Optics, Inc. (a)(e)(f)	2,978,200	143,400
Cytyc Corp. (a)	3,079,195	73,562
		216,962
Health Care Providers & Services - 0.4%
Omnicare, Inc.	656,100	29,728
Health Care Technology - 0.2%
IMS Health, Inc.	664,700	18,140
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	478,300	19,438
Millipore Corp. (a)	289,800	18,599
		38,037
Pharmaceuticals - 1.6%
Allergan, Inc.	731,740	83,828
Medicis Pharmaceutical Corp. Class A	1,032,600	30,245
		114,073
TOTAL HEALTH CARE		451,745
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.6%
Argon ST, Inc. (a)(f)	1,671,697	42,996
Airlines - 0.2%
AirAsia BHD (a)	41,539,200	15,234
Commercial Services & Supplies - 1.7%
Global Cash Access Holdings, Inc.	3,356,700	51,794
Knoll, Inc. (f)	4,249,303	75,765
		127,559
Construction & Engineering - 3.0%
Fluor Corp.	1,487,000	128,507
Foster Wheeler Ltd. (a)	831,137	36,130
Quanta Services, Inc. (a)	3,225,200	57,183
		221,820
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	604,700	8,067
Industrial Conglomerates - 1.9%
McDermott International, Inc. (a)	2,821,050	135,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.6%
Deere & Co.	1,275,800	$ 99,640
Flowserve Corp. (a)(f)	3,255,900	166,507
		266,147
Marine - 0.6%
Horizon Lines, Inc. Class A (f)	2,786,700	44,392
TOTAL INDUSTRIALS		862,190
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 7.0%
Alcatel SA sponsored ADR (e)	8,874,000	111,191
Harris Corp.	2,907,800	127,711
Juniper Networks, Inc. (a)	4,303,992	63,140
Lucent Technologies, Inc. (a)	32,024,100	74,616
Nokia Corp. sponsored ADR	6,582,200	137,436
		514,094
Internet Software & Services - 0.8%
Openwave Systems, Inc. (a)(f)	7,040,909	56,961
IT Services - 2.6%
First Data Corp.	3,377,700	145,140
MoneyGram International, Inc.	1,379,185	43,306
		188,446
Software - 3.9%
Activision, Inc. (a)	1,844,000	23,788
Electronic Arts, Inc. (a)	3,851,514	196,312
Nintendo Co. Ltd.	331,700	68,038
		288,138
TOTAL INFORMATION TECHNOLOGY		1,047,639
MATERIALS - 6.1%
Chemicals - 4.4%
Ashland, Inc.	1,448,044	91,429
Mosaic Co.	3,518,047	57,133
Potash Corp. of Saskatchewan, Inc.	1,555,453	152,388
Sinochem Hong Kong Holding Ltd.	52,824,400	19,358
		320,308
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.7%
Anglogold Ashanti Ltd. sponsored ADR	142,000	$ 6,550
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	522,500	7,184
Novelis, Inc. (f)	5,426,960	113,321
		127,055
TOTAL MATERIALS		447,363
TELECOMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 6.8%
Arbinet-thexchange, Inc. (a)(f)	1,428,400	7,271
AT&T, Inc.	11,831,509	368,315
Global Crossing Ltd. (a)(e)(f)	2,583,245	43,295
NeuStar, Inc. Class A (e)	1,370,334	38,671
Philippine Long Distance Telephone Co. sponsored ADR (e)	1,191,200	44,599
		502,151
Wireless Telecommunication Services - 5.4%
American Tower Corp. Class A (a)	4,191,510	150,308
Bharti Airtel Ltd. (a)	12,081,782	116,047
Sprint Nextel Corp.	7,507,796	127,032
		393,387
TOTAL TELECOMMUNICATION SERVICES		895,538
UTILITIES - 1.0%
Gas Utilities - 1.0%
Questar Corp.	829,200	71,759
TOTAL COMMON STOCKS (Cost $6,070,576)		6,834,089
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Skybus Airlines, Inc. Class A (a)(g)	2,300,000	11,500
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
European Capital Ltd. preference shares (g)	2,100,000	$ 26,905
TOTAL PREFERRED STOCKS (Cost $37,186)		38,405
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
INDUSTRIALS - 0.4%
Airlines - 0.4%
Northwest Airlines Corp. 10% 2/1/09 (d)	$ 27,305	12,833
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	9,615	4,639
8.875% 6/1/06 (d)	17,975	8,538
9.875% 3/15/07 (d)	4,775	2,340
		28,350
TOTAL NONCONVERTIBLE BONDS (Cost $29,986)		28,350
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	464,067,248	464,067
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	286,434,729	286,435
TOTAL MONEY MARKET FUNDS (Cost $750,502)		750,502
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $6,888,250)		7,651,346
NET OTHER ASSETS - (4.1)%		(300,367)
NET ASSETS - 100%		$ 7,350,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,605,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$ 25,686
FBR Capital Markets Corp.	7/14/06 - 7/17/06	$ 18,200
Skybus Airlines, Inc. Class A	3/20/06	$ 11,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,433
Fidelity Securities Lending Cash Central Fund	2,795
Total	$ 5,228
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ -	$ 9,900	$ 5,586	$ -	$ -
Advanced Medical Optics, Inc.	-	168,639	29,654	-	143,400
Aeropostale, Inc.	67,898	14,998	77,544	-	-
Arbinet-thexchange, Inc.	15,796	-	6,749	-	7,271
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Argon ST, Inc.	$ 24,634	$ 25,334	$ 1,336	$ -	$ 42,996
Cytyc Corp.	172,432	13,965	94,419	-	-
DeVry, Inc.	-	161,573	755	-	158,097
Diana Shipping, Inc.	41,781	-	34,490	-	-
Essex Corp.	23,516	-	26,305	-	-
Flowserve Corp.	104,440	78,386	43,849	-	166,507
Gamestop Corp. Class A	46,929	60,517	-	-	135,925
Global Crossing Ltd.	-	51,340	-	-	43,295
Harman International Industries, Inc.	556,411	21,745	86,787	212	400,202
Horizon Lines, Inc. Class A	22,242	15,819	3,479	693	44,392
Knoll, Inc.	30,982	47,009	1,330	1,048	75,765
Neurocrine Biosciences, Inc.	120,218	87,312	58,189	-	34,805
Novelis, Inc.	118,047	6,656	26,015	1,369	113,321
Openwave Systems, Inc.	31,571	71,256	-	-	56,961
Phillips-Van Heusen Corp.	102,307	12,138	69,263	294	-
Salem Communications Corp. Class A	19,288	-	15,225	-	-
SEACOR Holdings, Inc.	82,564	24,870	7,783	-	124,775
Shuffle Master, Inc.	-	68,679	4,795	-	62,249
Texas Industries, Inc.	110,669	5	103,041	496	-
Universal Technical Institute, Inc.	68,127	14,129	68,710	-	-
Total	$ 1,759,852	$ 954,270	$ 765,304	$ 4,112	$ 1,609,961
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,907,515,000. Net unrealized appreciation aggregated $743,831,000, of which $1,018,391,000 related to appreciated investment securities and $274,560,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805747.102

ASCF-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	946,600	$ 19,102
Diversified Consumer Services - 1.9%
Jackson Hewitt Tax Service, Inc.	1,652,200	52,210
Regis Corp.	208,700	7,657
		59,867
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.	430,500	15,567
Domino's Pizza, Inc.	594,400	14,533
Penn National Gaming, Inc. (a)	1,019,041	33,751
		63,851
Household Durables - 1.3%
Jarden Corp. (a)	855,550	25,085
Samson Holding Ltd.	39,466,000	16,492
		41,577
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	676,758	22,597
Leisure Equipment & Products - 0.3%
Jumbo SA	829,440	10,882
Media - 0.9%
Aeroplan Income Fund (d)	1,357,600	17,196
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	11,637
		28,833
Specialty Retail - 3.2%
Asbury Automotive Group, Inc.	527,200	10,802
Group 1 Automotive, Inc.	288,300	13,060
Lithia Motors, Inc. Class A (sub. vtg.)	654,200	16,695
Pacific Sunwear of California, Inc. (a)	609,500	8,143
RadioShack Corp.	3,012,400	54,404
		103,104
Textiles, Apparel & Luxury Goods - 2.3%
Asics Corp.	4,000,000	49,985
Quiksilver, Inc. (a)	1,800,000	25,200
		75,185
TOTAL CONSUMER DISCRETIONARY		424,998
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.3%
Valor Co. Ltd.	619,700	$ 11,640
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	1,809,251	18,129
TOTAL CONSUMER STAPLES		29,769
ENERGY - 10.1%
Energy Equipment & Services - 5.2%
Basic Energy Services, Inc.	800,600	22,897
Oil States International, Inc. (a)	28,700	917
RPC, Inc.	769,817	15,735
Superior Energy Services, Inc. (a)	1,873,000	59,805
Universal Compression Holdings, Inc. (a)	1,216,100	66,192
		165,546
Oil, Gas & Consumable Fuels - 4.9%
Addax Petroleum Corp.	496,300	12,150
Alpha Natural Resources, Inc. (a)	200,000	3,626
Cabot Oil & Gas Corp.	562,300	28,711
Forest Oil Corp. (a)	449,635	15,229
International Coal Group, Inc. (a)	590,700	3,686
Mariner Energy, Inc. (a)	662,789	12,527
Petrohawk Energy Corp. (a)	2,708,075	30,195
Petroleum Development Corp. (a)	467,500	19,962
Plains Exploration & Production Co. (a)	739,600	32,550
		158,636
TOTAL ENERGY		324,182
FINANCIALS - 15.6%
Commercial Banks - 1.9%
East West Bancorp, Inc.	561,000	22,721
EuroBancshares, Inc. (a)	837,648	7,840
Nara Bancorp, Inc.	99,890	1,848
Oriental Financial Group, Inc.	817,900	10,027
UCBH Holdings, Inc.	264,419	4,797
Wilshire Bancorp, Inc.	661,000	12,843
		60,076
Consumer Finance - 0.8%
Nelnet, Inc. Class A (a)	889,300	26,457
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Marlin Business Services Corp. (a)(e)	730,573	$ 16,328
Insurance - 10.5%
Affirmative Insurance Holdings, Inc.	327,270	4,834
AmerUs Group Co.	440,300	29,852
Aspen Insurance Holdings Ltd.	1,639,800	40,552
Hilb Rogal & Hobbs Co.	1,484,800	64,247
Mercer Insurance Group, Inc. (e)	385,000	9,390
Montpelier Re Holdings Ltd.	453,800	8,191
Philadelphia Consolidated Holdings Corp. (a)	871,024	31,496
Platinum Underwriters Holdings Ltd.	1,171,370	34,790
Protective Life Corp.	690,100	31,765
Reinsurance Group of America, Inc.	1,004,900	51,933
StanCorp Financial Group, Inc.	687,200	32,003
		339,053
Real Estate Investment Trusts - 0.6%
Education Realty Trust, Inc.	862,700	12,224
Windrose Medical Properties Trust	503,700	7,626
		19,850
Real Estate Management & Development - 0.7%
Pirelli & C. Real Estate Spa	364,268	21,132
Thrifts & Mortgage Finance - 0.6%
Doral Financial Corp.	680,200	3,408
W Holding Co., Inc.	3,333,262	16,833
		20,241
TOTAL FINANCIALS		503,137
HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 3.9%
CONMED Corp. (a)	790,594	16,199
Cooper Companies, Inc.	730,800	36,525
DJO, Inc. (a)	608,300	23,462
Medical Action Industries, Inc. (a)	476,054	11,635
Merit Medical Systems, Inc. (a)	686,223	9,621
Orthofix International NV (a)	665,381	26,143
		123,585
Health Care Providers & Services - 10.8%
Allied Healthcare International, Inc. (a)(e)	2,567,000	4,698
AmSurg Corp. (a)	1,060,519	25,527
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Apria Healthcare Group, Inc. (a)	1,469,414	$ 29,961
Community Health Systems, Inc. (a)	873,800	33,868
Coventry Health Care, Inc. (a)	712,400	38,641
LifePoint Hospitals, Inc. (a)	1,704,000	58,021
Odyssey Healthcare, Inc. (a)	340,245	5,458
Omnicare, Inc.	661,900	29,991
Pediatrix Medical Group, Inc. (a)	487,600	22,332
RehabCare Group, Inc. (a)	143,672	2,109
Sierra Health Services, Inc. (a)	1,456,200	62,471
Universal Health Services, Inc. Class B	602,200	34,097
		347,174
Life Sciences Tools & Services - 0.9%
Invitrogen Corp. (a)	495,300	30,139
TOTAL HEALTH CARE		500,898
INDUSTRIALS - 18.9%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	1,048,310	80,189
DRS Technologies, Inc.	671,800	27,792
Teledyne Technologies, Inc. (a)	112,100	4,298
		112,279
Air Freight & Logistics - 0.8%
Pacer International, Inc.	894,900	24,637
Building Products - 1.0%
NCI Building Systems, Inc. (a)	621,800	33,789
Commercial Services & Supplies - 5.2%
Aramark Corp. Class B	1,201,600	39,400
Corrections Corp. of America (a)	373,491	23,470
FTI Consulting, Inc. (a)(e)	2,473,500	55,258
Navigant Consulting, Inc. (a)	1,900,000	37,411
Waste Connections, Inc. (a)	314,100	11,549
		167,088
Construction & Engineering - 0.5%
URS Corp. (a)	365,000	14,801
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.5%
Belden CDT, Inc. (e)	2,188,413	$ 78,214
Genlyte Group, Inc. (a)	56,520	3,704
		81,918
Industrial Conglomerates - 1.6%
Bidvest Group Ltd.	1,066,600	16,128
DCC PLC (Ireland)	1,395,800	35,051
		51,179
Machinery - 0.6%
Actuant Corp. Class A	423,600	19,104
Road & Rail - 1.3%
Laidlaw International, Inc.	1,475,900	39,849
Universal Truckload Services, Inc. (a)	114,197	3,152
		43,001
Trading Companies & Distributors - 1.9%
UAP Holding Corp.	167,708	3,493
United Rentals, Inc. (a)	1,188,200	25,736
Univar NV	762,029	31,564
		60,793
TOTAL INDUSTRIALS		608,589
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.6%
Plantronics, Inc.	1,131,000	20,268
Electronic Equipment & Instruments - 5.4%
Elec & Eltek International Co. Ltd.	2,566,000	6,672
Global Imaging Systems, Inc. (a)	1,829,872	40,129
Insight Enterprises, Inc. (a)	1,245,500	22,431
INTOPS Co. Ltd. (e)	521,763	15,686
M-Flex Electronix, Inc. (a)(d)	175,700	3,967
Measurement Specialties, Inc. (a)	264,516	5,327
Mercury Computer Systems, Inc. (a)	958,039	11,899
Mettler-Toledo International, Inc. (a)	1,078,700	65,736
		171,847
Internet Software & Services - 0.9%
j2 Global Communications, Inc. (a)	1,101,182	27,673
IT Services - 3.3%
CACI International, Inc. Class A (a)	504,400	26,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	911,500	$ 33,397
Kanbay International, Inc. (a)	1,499,446	27,755
SI International, Inc. (a)	640,470	18,503
		106,418
Software - 2.5%
Blackbaud, Inc.	1,221,800	28,236
EPIQ Systems, Inc. (a)	866,014	12,886
Fair, Isaac & Co., Inc.	1,159,200	40,584
		81,706
TOTAL INFORMATION TECHNOLOGY		407,912
MATERIALS - 2.1%
Chemicals - 0.6%
RPM International, Inc.	1,054,300	19,831
Metals & Mining - 1.5%
Carpenter Technology Corp.	329,300	31,560
Titanium Metals Corp.	650,109	16,773
		48,333
TOTAL MATERIALS		68,164
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
Premiere Global Services, Inc. (a)	190,172	1,483
Wireless Telecommunication Services - 1.2%
MTN Group Ltd.	4,795,800	38,021
TOTAL TELECOMMUNICATION SERVICES		39,504
TOTAL COMMON STOCKS (Cost $2,794,377)		2,907,153
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $108)	7,200	$ 0
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 5.31% (b)	299,035,428	299,035
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	17,757,050	17,757
TOTAL MONEY MARKET FUNDS (Cost $316,792)		316,792
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,111,277)		3,223,945
NET OTHER ASSETS - (0.2)%		(5,317)
NET ASSETS - 100%		$ 3,218,628
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,565
Fidelity Securities Lending Cash Central Fund	228
Total	$ 4,793
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allied Healthcare International, Inc.	$ 15,437	$ -	$ 11	$ -	$ 4,698
BE Aerospace, Inc.	56,732	-	75,948	-	-
Belden CDT, Inc.	30,542	25,299	-	216	78,214
Candela Corp.	16,681	-	18,282	-	-
EuroBancshares, Inc.	10,116	3,269	2,482	-	-
FTI Consulting, Inc.	37,381	30,754	-	-	55,258
INTOPS Co. Ltd.	-	18,099	-	136	15,686
Marlin Business Services Corp.	11,646	4,629	-	-	16,328
Mercer Insurance Group, Inc.	-	7,574	-	-	9,390
Mercury Computer Systems, Inc.	6,474	22,920	7,045	-	-
Neoware Systems, Inc.	21,870	-	25,647	-	-
Olympic Steel, Inc.	11,247	-	14,347	16	-
Packaging Dynamics Corp.	7,979	-	10,899	51	-
SI International, Inc.	14,254	3,150	-	-	-
SOURCECORP, Inc.	27,238	6,042	31,861	-	-
Waste Connections, Inc.	95,740	-	88,255	-	-
Western Canadian Coal Corp.	-	15,281	9,982	-	-
TOTALS	$ 363,337	$ 137,017	$ 284,759	$ 419	$ 179,574
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,111,509,000. Net unrealized appreciation aggregated $112,436,000, of which $294,280,000 related to appreciated investment securities and $181,844,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805773.102

ATQG-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 0.5%
Ctrip.com International Ltd. sponsored ADR	2,100	$ 108,423
Household Durables - 0.4%
Sony Corp. sponsored ADR	1,900	82,479
Media - 1.1%
McGraw-Hill Companies, Inc.	2,100	117,411
News Corp. Class B	5,100	101,337
		218,748
Multiline Retail - 0.5%
Target Corp.	2,100	101,619
Specialty Retail - 4.4%
Best Buy Co., Inc.	9,100	427,700
Staples, Inc.	21,350	481,656
		909,356
TOTAL CONSUMER DISCRETIONARY		1,420,625
CONSUMER STAPLES - 12.6%
Beverages - 1.5%
PepsiCo, Inc.	4,900	319,872
Food & Staples Retailing - 3.8%
CVS Corp.	4,200	140,910
Safeway, Inc.	2,300	71,139
Walgreen Co.	11,500	568,790
		780,839
Food Products - 1.6%
Archer-Daniels-Midland Co.	1,200	49,404
Bunge Ltd.	900	50,706
Cosan SA Industria E Comercio	900	47,771
Global Bio-Chem Technology Group Co. Ltd.	216,000	71,933
Nestle SA sponsored ADR	1,300	111,670
		331,484
Household Products - 2.3%
Colgate-Palmolive Co.	7,900	472,894
Personal Products - 3.4%
Avon Products, Inc.	24,200	694,782
TOTAL CONSUMER STAPLES		2,599,871
Common Stocks - continued
	Shares	Value
ENERGY - 2.7%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	1,614	$ 105,394
Schlumberger Ltd. (NY Shares)	1,900	116,470
		221,864
Oil, Gas & Consumable Fuels - 1.6%
D1 Oils PLC (a)	11,100	48,454
Tesoro Corp.	1,600	103,376
Valero Energy Corp.	3,000	172,200
VeraSun Energy Corp.	900	19,818
		343,848
TOTAL ENERGY		565,712
FINANCIALS - 4.0%
Capital Markets - 0.7%
E*TRADE Securities Co. Ltd.	39	47,506
Harris & Harris Group, Inc. (a)(d)	3,300	38,742
optionsXpress Holdings, Inc.	2,100	54,852
		141,100
Commercial Banks - 0.5%
Mizuho Financial Group, Inc.	12	97,006
Consumer Finance - 0.7%
SLM Corp.	3,200	155,296
Diversified Financial Services - 0.5%
IntercontinentalExchange, Inc.	1,700	107,542
Insurance - 1.6%
American International Group, Inc.	4,000	255,280
Hartford Financial Services Group, Inc.	900	77,274
		332,554
TOTAL FINANCIALS		833,498
HEALTH CARE - 23.0%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	6,600	85,932
Amgen, Inc. (a)	5,200	353,236
Amylin Pharmaceuticals, Inc. (a)	100	4,533
		443,701
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	3,100	137,578
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	1,700	$ 127,806
Medtronic, Inc. (d)	4,000	187,600
St. Jude Medical, Inc. (a)	5,700	207,537
		660,521
Health Care Providers & Services - 4.0%
Acibadem Saglik Hizmetleri AS	10,000	114,017
McKesson Corp.	7,900	401,320
UnitedHealth Group, Inc.	5,820	302,349
		817,686
Pharmaceuticals - 13.7%
Johnson & Johnson	13,500	872,910
Nastech Pharmaceutical Co., Inc. (a)(d)	63,300	960,894
Novartis AG sponsored ADR	3,600	205,632
Pfizer, Inc.	3,900	107,484
Schering-Plough Corp.	14,900	312,155
Wyeth	7,700	374,990
		2,834,065
TOTAL HEALTH CARE		4,755,973
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	7,900	305,888
Construction & Engineering - 1.0%
Fluor Corp.	1,100	95,062
Jacobs Engineering Group, Inc. (a)	1,300	113,217
		208,279
Electrical Equipment - 2.4%
Energy Conversion Devices, Inc. (a)	2,300	80,615
Evergreen Solar, Inc. (a)	9,900	100,782
Q-Cells AG (d)	3,700	163,071
SolarWorld AG (d)	1,600	94,686
Vestas Wind Systems AS (a)	2,000	55,991
		495,145
Industrial Conglomerates - 2.8%
General Electric Co.	17,100	582,426
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Deere & Co.	1,900	$ 148,390
TOTAL INDUSTRIALS		1,740,128
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 7.4%
AudioCodes Ltd. (a)	34,000	337,960
Avaya, Inc. (a)	7,500	78,375
Cisco Systems, Inc. (a)	13,900	305,661
Corning, Inc. (a)	8,000	177,920
Harris Corp.	9,900	434,808
QUALCOMM, Inc.	3,000	113,010
Sonus Networks, Inc. (a)	17,000	82,620
		1,530,354
Computers & Peripherals - 12.3%
Apple Computer, Inc. (a)	16,400	1,112,739
EMC Corp. (a)	30,000	349,500
Hewlett-Packard Co.	2,600	95,056
Intermec, Inc. (a)	29,799	892,778
Rackable Systems, Inc. (a)	3,800	105,488
		2,555,561
Electronic Equipment & Instruments - 4.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,400	81,203
Jabil Circuit, Inc.	25,600	686,848
Sunpower Corp. Class A	3,000	96,180
Universal Display Corp. (a)	4,400	46,684
		910,915
Internet Software & Services - 4.2%
aQuantive, Inc. (a)	7,400	183,520
Google, Inc. Class A (sub. vtg.) (a)	900	340,677
Yahoo!, Inc. (a)	11,800	340,076
		864,273
IT Services - 0.3%
First Data Corp.	1,500	64,455
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	3,100	104,904
Semiconductors & Semiconductor Equipment - 3.4%
Cree, Inc. (a)	931	17,335
Cypress Semiconductor Corp. (a)	14,500	226,780
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	1,600	$ 54,416
Mindspeed Technologies, Inc. (a)	17,700	33,807
National Semiconductor Corp.	4,400	106,876
Renewable Energy Corp. AS (d)	13,200	184,789
Saifun Semiconductors Ltd.	3,570	89,536
		713,539
Software - 3.1%
Electronic Arts, Inc. (a)	2,200	112,134
Hyperion Solutions Corp. (a)	4,350	144,072
Microsoft Corp.	10,700	274,883
Oracle Corp. (a)	6,600	103,290
		634,379
TOTAL INFORMATION TECHNOLOGY		7,378,380
MATERIALS - 1.7%
Chemicals - 1.2%
Potash Corp. of Saskatchewan, Inc.	2,200	215,534
Tokuyama Corp.	3,000	41,578
		257,112
Metals & Mining - 0.5%
Oregon Steel Mills, Inc. (a)	2,000	96,340
TOTAL MATERIALS		353,452
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,300	102,729
Cbeyond, Inc.	3,600	85,464
		188,193
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	8,300	297,638
TOTAL TELECOMMUNICATION SERVICES		485,831
TOTAL COMMON STOCKS (Cost $19,620,142)		20,133,470
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 5.31% (b)	310,135	$ 310,135
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	666,461	666,461
TOTAL MONEY MARKET FUNDS (Cost $976,596)		976,596
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.25%, dated 8/31/06 due 9/1/06) (Cost $38,000)	$ 38,006	38,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $20,634,738)		21,148,066
NET OTHER ASSETS - (2.1)%		(429,995)
NET ASSETS - 100%		$ 20,718,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,650
Fidelity Securities Lending Cash Central Fund	4,729
Total	$ 14,379
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $20,666,960. Net unrealized appreciation aggregated $481,106, of which $1,714,549 related to appreciated investment securities and $1,233,443 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2006

1.805748.102

SO-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.5%
Amerigon, Inc. (a)	192,300	$ 1,352
Gentex Corp.	377,500	5,466
Johnson Controls, Inc.	29,800	2,144
		8,962
Automobiles - 0.2%
Nissan Motor Co. Ltd.	85	1
Renault SA	31,500	3,669
		3,670
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	85,200	1,632
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	60,400	2,184
Domino's Pizza, Inc.	345,500	8,447
Gaylord Entertainment Co. (a)	184,700	8,075
International Game Technology	200,000	7,736
Las Vegas Sands Corp. (a)	36,600	2,555
Multimedia Games, Inc. (a)	164,930	1,580
OSI Restaurant Partners, Inc.	116,800	3,617
Vail Resorts, Inc. (a)	117,500	4,420
WMS Industries, Inc. (a)	429,000	11,497
		50,111
Household Durables - 2.0%
Ethan Allen Interiors, Inc.	121,300	4,094
Fortune Brands, Inc.	57,700	4,189
Harman International Industries, Inc.	59,600	4,835
Leggett & Platt, Inc.	103,600	2,388
Sealy Corp., Inc.	306,100	4,218
Whirlpool Corp.	160,000	12,946
		32,670
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp	105,800	3,013
Leisure Equipment & Products - 0.6%
Eastman Kodak Co. (d)	485,700	10,331
Media - 1.9%
Grupo Televisa SA de CV (CPO) sponsored ADR	217,200	4,135
Liberty Media Holding Corp. - Capital Series A (a)	89,000	7,683
Live Nation, Inc. (a)	227,239	4,767
NTL, Inc.	348,929	9,243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	39,700	$ 3,471
The New York Times Co. Class A	144,200	3,247
		32,546
Multiline Retail - 0.9%
Federated Department Stores, Inc.	135,700	5,154
JCPenney Co., Inc.	71,700	4,520
Saks, Inc.	402,900	5,814
		15,488
Specialty Retail - 2.3%
Aeropostale, Inc. (a)	95,900	2,436
AutoZone, Inc. (a)	77,500	6,998
Foot Locker, Inc.	136,200	3,282
Gap, Inc.	6,200	104
Lithia Motors, Inc. Class A (sub. vtg.)	32,900	840
Lowe's Companies, Inc.	152,900	4,137
OfficeMax, Inc.	148,300	6,159
PETsMART, Inc.	342,000	8,584
RadioShack Corp.	79,500	1,436
Urban Outfitters, Inc. (a)	258,300	4,053
		38,029
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc. (a)	34,708	802
Phillips-Van Heusen Corp.	140,200	5,417
Polo Ralph Lauren Corp. Class A	38,000	2,242
Quiksilver, Inc. (a)	178,400	2,498
		10,959
TOTAL CONSUMER DISCRETIONARY		207,411
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
SABMiller PLC	240,200	4,732
Food & Staples Retailing - 1.1%
CVS Corp.	140,600	4,717
Rite Aid Corp.	582,300	2,527
SUPERVALU, Inc.	92,800	2,650
Sysco Corp.	279,500	8,774
		18,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Nestle SA sponsored ADR	114,200	$ 9,810
Tyson Foods, Inc. Class A	224,000	3,300
		13,110
Personal Products - 0.5%
Avon Products, Inc.	301,100	8,645
Tobacco - 1.2%
Altria Group, Inc.	238,200	19,897
TOTAL CONSUMER STAPLES		65,052
ENERGY - 6.9%
Energy Equipment & Services - 4.9%
Cameron International Corp. (a)	50,400	2,415
GlobalSantaFe Corp.	155,100	7,634
Halliburton Co.	234,600	7,653
National Oilwell Varco, Inc. (a)	291,200	19,015
Noble Corp.	110,600	7,232
Oceaneering International, Inc. (a)	66,800	2,403
Smith International, Inc.	538,900	22,618
Transocean, Inc. (a)	152,000	10,146
Weatherford International Ltd. (a)	52,900	2,275
		81,391
Oil, Gas & Consumable Fuels - 2.0%
Aurora Oil & Gas Corp.	383,141	1,747
Cabot Oil & Gas Corp.	31,900	1,629
Canadian Natural Resources Ltd.	3,100	163
CONSOL Energy, Inc.	239,200	8,724
Noble Energy, Inc.	132,100	6,528
Ultra Petroleum Corp. (a)	143,700	7,133
Valero Energy Corp.	87,100	5,000
XTO Energy, Inc.	68,900	3,154
		34,078
TOTAL ENERGY		115,469
FINANCIALS - 26.5%
Capital Markets - 2.0%
Charles Schwab Corp.	539,400	8,798
Credit Suisse Group sponsored ADR	89,700	5,014
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	51,200	$ 5,039
Morgan Stanley	42,400	2,789
UBS AG (Reg.)	204,479	11,608
		33,248
Commercial Banks - 5.4%
Bangkok Bank Ltd. PCL (For. Reg.)	1,421,300	4,160
Boston Private Financial Holdings, Inc.	57,900	1,445
Cathay General Bancorp	194,400	7,249
Center Financial Corp., California	26,800	654
East West Bancorp, Inc.	34,400	1,393
Hanmi Financial Corp.	378,700	7,392
ICICI Bank Ltd. sponsored ADR	181,000	4,831
National Australia Bank Ltd.	1,493	41
PNC Financial Services Group, Inc.	119,800	8,481
Popular, Inc.	9,000	171
SVB Financial Group (a)	48,300	2,183
UCBH Holdings, Inc.	519,100	9,416
Uniao de Bancos Brasileiros SA (Unibanco) GDR	77,100	5,578
UnionBanCal Corp.	26,800	1,605
Wachovia Corp.	313,200	17,110
Wells Fargo & Co.	490,800	17,055
Wintrust Financial Corp.	45,700	2,299
		91,063
Consumer Finance - 1.0%
American Express Co.	15,600	820
Capital One Financial Corp.	120,700	8,823
SLM Corp.	161,100	7,818
		17,461
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	44,600	2,036
Insurance - 6.8%
ACE Ltd.	164,400	8,855
AFLAC, Inc.	220,200	9,924
Allied World Assurance Co. Holdings Ltd.	47,300	1,823
American International Group, Inc.	160,600	10,249
Axis Capital Holdings Ltd.	313,900	10,180
Endurance Specialty Holdings Ltd.	495,800	15,999
Everest Re Group Ltd.	69,800	6,560
Hartford Financial Services Group, Inc.	69,600	5,976
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	180,000	$ 5,848
IPC Holdings Ltd.	171,500	4,793
Lincoln National Corp.	74,000	4,492
National Financial Partners Corp.	115,600	4,256
Old Republic International Corp.	306,200	6,400
Platinum Underwriters Holdings Ltd.	16,400	487
Prudential Financial, Inc.	59,100	4,339
Reinsurance Group of America, Inc.	85,300	4,408
Scottish Re Group Ltd.	192,100	1,744
The St. Paul Travelers Companies, Inc.	151,236	6,639
		112,972
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	129,700	12,713
Annaly Capital Management, Inc.	455,400	5,697
Corporate Office Properties Trust (SBI)	79,200	3,720
Developers Diversified Realty Corp.	217,200	11,751
Equity Office Properties Trust	400,700	14,862
Equity Residential (SBI)	426,300	21,260
General Growth Properties, Inc.	438,800	19,891
Host Hotels & Resorts, Inc.	560,800	12,640
ProLogis Trust	280,100	15,814
Public Storage, Inc.	42,200	3,657
United Dominion Realty Trust, Inc. (SBI)	235,200	7,176
Vornado Realty Trust	108,400	11,481
		140,662
Real Estate Management & Development - 0.3%
The St. Joe Co. (d)	85,900	4,377
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	175,200	5,922
Fannie Mae	339,100	17,854
Hudson City Bancorp, Inc.	1,088,600	14,217
NetBank, Inc.	250,189	1,536
Washington Federal, Inc.	73,784	1,639
		41,168
TOTAL FINANCIALS		442,987
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.5%
Biotechnology - 0.6%
Cephalon, Inc. (a)(d)	130,500	$ 7,441
Myogen, Inc. (a)	84,700	2,948
		10,389
Health Care Equipment & Supplies - 1.7%
Advanced Medical Optics, Inc. (a)	117,600	5,662
Aspect Medical Systems, Inc. (a)	3,500	68
C.R. Bard, Inc.	92,900	6,984
Cooper Companies, Inc.	16,300	815
Dade Behring Holdings, Inc.	165,173	6,688
Inverness Medical Innovations, Inc. (a)	33,700	1,138
Inverness Medical Innovations, Inc. (a)(e)	9,600	290
Varian Medical Systems, Inc. (a)	133,600	7,121
		28,766
Health Care Providers & Services - 3.4%
Brookdale Senior Living, Inc.	114,900	5,496
Capital Senior Living Corp. (a)	83,800	804
Chemed Corp.	194,450	7,663
Community Health Systems, Inc. (a)	285,100	11,050
DaVita, Inc. (a)	193,100	11,269
Emeritus Corp. (a)	94,600	1,862
Health Net, Inc. (a)	90,070	3,766
Omnicare, Inc.	124,200	5,628
United Surgical Partners International, Inc. (a)	191,600	5,407
UnitedHealth Group, Inc.	68,400	3,553
		56,498
Health Care Technology - 0.2%
Eclipsys Corp. (a)	107,600	1,840
IMS Health, Inc.	59,500	1,624
		3,464
Life Sciences Tools & Services - 0.6%
Thermo Electron Corp. (a)	65,700	2,575
Varian, Inc. (a)	140,534	6,560
		9,135
Pharmaceuticals - 1.0%
Johnson & Johnson	108,000	6,983
Medicis Pharmaceutical Corp. Class A	70,000	2,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
MGI Pharma, Inc. (a)	76,200	$ 1,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	176,900	6,149
		16,335
TOTAL HEALTH CARE		124,587
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
AAR Corp. (a)	104,700	2,336
DRS Technologies, Inc.	43,700	1,808
General Dynamics Corp.	47,700	3,222
Honeywell International, Inc.	63,200	2,447
		9,813
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	73,000	3,345
Airlines - 0.3%
TAM SA (PN) sponsored ADR (ltd. vtg.)	182,900	5,688
Building Products - 0.9%
Goodman Global, Inc.	322,600	4,062
Jacuzzi Brands, Inc. (a)	204,500	2,029
Masco Corp.	352,200	9,654
		15,745
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc.	462,976	4,787
Avery Dennison Corp.	64,500	3,995
CDI Corp.	48,600	1,018
Cintas Corp.	140,900	5,218
Clean Harbors, Inc.	3,000	125
Corrections Corp. of America (a)	11,500	723
Equifax, Inc.	76,200	2,422
The Brink's Co.	74,800	4,261
		22,549
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	60,000	1,621
Industrial Conglomerates - 1.5%
3M Co.	113,600	8,145
General Electric Co.	204,900	6,979
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	36,600	$ 3,069
Tyco International Ltd.	237,200	6,203
		24,396
Machinery - 1.0%
Briggs & Stratton Corp.	81,600	2,297
Deere & Co.	139,900	10,926
SPX Corp.	75,000	3,960
		17,183
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	174,200	11,663
CSX Corp.	102,800	3,107
Laidlaw International, Inc.	315,192	8,510
		23,280
Trading Companies & Distributors - 0.6%
UAP Holding Corp.	93,000	1,937
W.W. Grainger, Inc.	111,100	7,421
		9,358
TOTAL INDUSTRIALS		132,978
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.2%
ADC Telecommunications, Inc. (a)	160,642	2,193
Adtran, Inc.	138,900	3,454
Comverse Technology, Inc. (a)	213,800	4,468
Dycom Industries, Inc. (a)	331,500	6,713
Harris Corp.	82,600	3,628
		20,456
Computers & Peripherals - 1.5%
EMC Corp. (a)	148,900	1,735
Hewlett-Packard Co.	237,500	8,683
Intermec, Inc. (a)	151,800	4,548
NCR Corp. (a)	307,300	10,691
		25,657
Electronic Equipment & Instruments - 3.3%
Agilent Technologies, Inc. (a)	333,000	10,709
Arrow Electronics, Inc. (a)	236,600	6,601
Avnet, Inc. (a)	583,900	11,421
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	328,200	$ 9,091
Jabil Circuit, Inc.	164,500	4,414
Symbol Technologies, Inc.	1,067,700	12,823
		55,059
Internet Software & Services - 1.2%
VeriSign, Inc. (a)	184,600	3,736
Yahoo!, Inc. (a)	532,700	15,352
		19,088
IT Services - 0.6%
First Data Corp.	94,800	4,074
ManTech International Corp. Class A (a)	62,000	1,887
Paychex, Inc.	46,400	1,666
Satyam Computer Services Ltd. sponsored ADR	61,511	2,348
		9,975
Office Electronics - 0.6%
Xerox Corp. (a)	711,100	10,531
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	479,700	8,097
ASML Holding NV (NY Shares) (a)	306,600	6,764
Intel Corp.	325,200	6,354
Intersil Corp. Class A	149,800	3,797
KLA-Tencor Corp.	188,600	8,281
Lam Research Corp. (a)	105,100	4,497
LSI Logic Corp. (a)	389,100	3,132
Marvell Technology Group Ltd. (a)	28,000	490
Samsung Electronics Co. Ltd.	5,530	3,739
Spansion, Inc. Class A (d)	403,400	6,934
		52,085
Software - 4.1%
Activision, Inc. (a)	249,700	3,221
Autodesk, Inc. (a)	204,900	7,122
Cognos, Inc. (a)	189,500	6,163
Fair, Isaac & Co., Inc.	118,300	4,142
Hyperion Solutions Corp. (a)	161,900	5,362
Nintendo Co. Ltd.	35,900	7,364
Open Solutions, Inc. (a)	214,353	6,332
Quest Software, Inc. (a)	395,100	5,504
Symantec Corp. (a)	721,500	13,449
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	256,300	$ 6,613
Ubisoft Entertainment SA (a)	53,100	2,833
		68,105
TOTAL INFORMATION TECHNOLOGY		260,956
MATERIALS - 5.4%
Chemicals - 3.7%
Agrium, Inc.	182,900	4,248
Arkema sponsored ADR (a)	62,900	2,456
BOC Group PLC sponsored ADR	137,500	8,379
Celanese Corp. Class A	598,100	11,059
Chemtura Corp.	843,600	7,331
Cytec Industries, Inc.	166,400	8,877
FMC Corp.	32,100	1,962
Georgia Gulf Corp.	118,048	3,133
Rohm & Haas Co.	233,800	10,311
Syngenta AG sponsored ADR	146,900	4,335
		62,091
Metals & Mining - 1.5%
Alcoa, Inc.	162,600	4,649
Aleris International, Inc. (a)	92,700	4,753
Oregon Steel Mills, Inc. (a)	137,700	6,633
Titanium Metals Corp.	358,421	9,247
		25,282
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	582,132	2,370
TOTAL MATERIALS		89,743
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
BellSouth Corp.	172,700	7,032
NTELOS Holding Corp.	179,307	2,462
Qwest Communications International, Inc. (a)	992,700	8,746
TELUS Corp.	83,000	4,074
		22,314
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	27,400	1,268
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	15,900	$ 848
Sprint Nextel Corp.	421,200	7,127
		9,243
TOTAL TELECOMMUNICATION SERVICES		31,557
UTILITIES - 11.8%
Electric Utilities - 6.7%
E.ON AG	54,400	6,920
Edison International	652,100	28,461
Entergy Corp.	248,400	19,288
Exelon Corp.	360,600	21,989
FPL Group, Inc.	359,800	15,993
PPL Corp.	548,000	19,164
		111,815
Gas Utilities - 0.5%
Equitable Resources, Inc.	204,700	7,545
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	852,800	18,113
Dynegy, Inc. Class A (a)	632,700	3,923
NRG Energy, Inc.	245,000	12,407
TXU Corp.	257,200	17,029
		51,472
Multi-Utilities - 1.5%
CMS Energy Corp. (a)	663,500	9,714
Duke Energy Corp.	284,000	8,520
Wisconsin Energy Corp.	163,700	7,039
		25,273
TOTAL UTILITIES		196,105
TOTAL COMMON STOCKS (Cost $1,584,900)		1,666,845
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	$ 0
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.31% (b)	5,564,382	5,564
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	12,818,117	12,818
TOTAL MONEY MARKET FUNDS (Cost $18,382)		18,382
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,603,318)		1,685,227
NET OTHER ASSETS - (1.0)%		(16,235)
NET ASSETS - 100%		$ 1,668,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $290,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Inverness Medical Innovations, Inc.	8/17/06	$ 290
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,301
Fidelity Securities Lending Cash Central Fund	144
Total	$ 2,445
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,610,190,000. Net unrealized appreciation aggregated $75,037,000, of which $120,141,000 related to appreciated investment securities and $45,104,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor
Value Strategies Fund)

August 31, 2006

1.806763.102

SOI-QTLY-1006

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.5%
Amerigon, Inc. (a)	192,300	$ 1,352
Gentex Corp.	377,500	5,466
Johnson Controls, Inc.	29,800	2,144
		8,962
Automobiles - 0.2%
Nissan Motor Co. Ltd.	85	1
Renault SA	31,500	3,669
		3,670
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	85,200	1,632
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	60,400	2,184
Domino's Pizza, Inc.	345,500	8,447
Gaylord Entertainment Co. (a)	184,700	8,075
International Game Technology	200,000	7,736
Las Vegas Sands Corp. (a)	36,600	2,555
Multimedia Games, Inc. (a)	164,930	1,580
OSI Restaurant Partners, Inc.	116,800	3,617
Vail Resorts, Inc. (a)	117,500	4,420
WMS Industries, Inc. (a)	429,000	11,497
		50,111
Household Durables - 2.0%
Ethan Allen Interiors, Inc.	121,300	4,094
Fortune Brands, Inc.	57,700	4,189
Harman International Industries, Inc.	59,600	4,835
Leggett & Platt, Inc.	103,600	2,388
Sealy Corp., Inc.	306,100	4,218
Whirlpool Corp.	160,000	12,946
		32,670
Internet & Catalog Retail - 0.2%
IAC/InterActiveCorp	105,800	3,013
Leisure Equipment & Products - 0.6%
Eastman Kodak Co. (d)	485,700	10,331
Media - 1.9%
Grupo Televisa SA de CV (CPO) sponsored ADR	217,200	4,135
Liberty Media Holding Corp. - Capital Series A (a)	89,000	7,683
Live Nation, Inc. (a)	227,239	4,767
NTL, Inc.	348,929	9,243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	39,700	$ 3,471
The New York Times Co. Class A	144,200	3,247
		32,546
Multiline Retail - 0.9%
Federated Department Stores, Inc.	135,700	5,154
JCPenney Co., Inc.	71,700	4,520
Saks, Inc.	402,900	5,814
		15,488
Specialty Retail - 2.3%
Aeropostale, Inc. (a)	95,900	2,436
AutoZone, Inc. (a)	77,500	6,998
Foot Locker, Inc.	136,200	3,282
Gap, Inc.	6,200	104
Lithia Motors, Inc. Class A (sub. vtg.)	32,900	840
Lowe's Companies, Inc.	152,900	4,137
OfficeMax, Inc.	148,300	6,159
PETsMART, Inc.	342,000	8,584
RadioShack Corp.	79,500	1,436
Urban Outfitters, Inc. (a)	258,300	4,053
		38,029
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc. (a)	34,708	802
Phillips-Van Heusen Corp.	140,200	5,417
Polo Ralph Lauren Corp. Class A	38,000	2,242
Quiksilver, Inc. (a)	178,400	2,498
		10,959
TOTAL CONSUMER DISCRETIONARY		207,411
CONSUMER STAPLES - 3.9%
Beverages - 0.3%
SABMiller PLC	240,200	4,732
Food & Staples Retailing - 1.1%
CVS Corp.	140,600	4,717
Rite Aid Corp.	582,300	2,527
SUPERVALU, Inc.	92,800	2,650
Sysco Corp.	279,500	8,774
		18,668
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Nestle SA sponsored ADR	114,200	$ 9,810
Tyson Foods, Inc. Class A	224,000	3,300
		13,110
Personal Products - 0.5%
Avon Products, Inc.	301,100	8,645
Tobacco - 1.2%
Altria Group, Inc.	238,200	19,897
TOTAL CONSUMER STAPLES		65,052
ENERGY - 6.9%
Energy Equipment & Services - 4.9%
Cameron International Corp. (a)	50,400	2,415
GlobalSantaFe Corp.	155,100	7,634
Halliburton Co.	234,600	7,653
National Oilwell Varco, Inc. (a)	291,200	19,015
Noble Corp.	110,600	7,232
Oceaneering International, Inc. (a)	66,800	2,403
Smith International, Inc.	538,900	22,618
Transocean, Inc. (a)	152,000	10,146
Weatherford International Ltd. (a)	52,900	2,275
		81,391
Oil, Gas & Consumable Fuels - 2.0%
Aurora Oil & Gas Corp.	383,141	1,747
Cabot Oil & Gas Corp.	31,900	1,629
Canadian Natural Resources Ltd.	3,100	163
CONSOL Energy, Inc.	239,200	8,724
Noble Energy, Inc.	132,100	6,528
Ultra Petroleum Corp. (a)	143,700	7,133
Valero Energy Corp.	87,100	5,000
XTO Energy, Inc.	68,900	3,154
		34,078
TOTAL ENERGY		115,469
FINANCIALS - 26.5%
Capital Markets - 2.0%
Charles Schwab Corp.	539,400	8,798
Credit Suisse Group sponsored ADR	89,700	5,014
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	51,200	$ 5,039
Morgan Stanley	42,400	2,789
UBS AG (Reg.)	204,479	11,608
		33,248
Commercial Banks - 5.4%
Bangkok Bank Ltd. PCL (For. Reg.)	1,421,300	4,160
Boston Private Financial Holdings, Inc.	57,900	1,445
Cathay General Bancorp	194,400	7,249
Center Financial Corp., California	26,800	654
East West Bancorp, Inc.	34,400	1,393
Hanmi Financial Corp.	378,700	7,392
ICICI Bank Ltd. sponsored ADR	181,000	4,831
National Australia Bank Ltd.	1,493	41
PNC Financial Services Group, Inc.	119,800	8,481
Popular, Inc.	9,000	171
SVB Financial Group (a)	48,300	2,183
UCBH Holdings, Inc.	519,100	9,416
Uniao de Bancos Brasileiros SA (Unibanco) GDR	77,100	5,578
UnionBanCal Corp.	26,800	1,605
Wachovia Corp.	313,200	17,110
Wells Fargo & Co.	490,800	17,055
Wintrust Financial Corp.	45,700	2,299
		91,063
Consumer Finance - 1.0%
American Express Co.	15,600	820
Capital One Financial Corp.	120,700	8,823
SLM Corp.	161,100	7,818
		17,461
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	44,600	2,036
Insurance - 6.8%
ACE Ltd.	164,400	8,855
AFLAC, Inc.	220,200	9,924
Allied World Assurance Co. Holdings Ltd.	47,300	1,823
American International Group, Inc.	160,600	10,249
Axis Capital Holdings Ltd.	313,900	10,180
Endurance Specialty Holdings Ltd.	495,800	15,999
Everest Re Group Ltd.	69,800	6,560
Hartford Financial Services Group, Inc.	69,600	5,976
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	180,000	$ 5,848
IPC Holdings Ltd.	171,500	4,793
Lincoln National Corp.	74,000	4,492
National Financial Partners Corp.	115,600	4,256
Old Republic International Corp.	306,200	6,400
Platinum Underwriters Holdings Ltd.	16,400	487
Prudential Financial, Inc.	59,100	4,339
Reinsurance Group of America, Inc.	85,300	4,408
Scottish Re Group Ltd.	192,100	1,744
The St. Paul Travelers Companies, Inc.	151,236	6,639
		112,972
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	129,700	12,713
Annaly Capital Management, Inc.	455,400	5,697
Corporate Office Properties Trust (SBI)	79,200	3,720
Developers Diversified Realty Corp.	217,200	11,751
Equity Office Properties Trust	400,700	14,862
Equity Residential (SBI)	426,300	21,260
General Growth Properties, Inc.	438,800	19,891
Host Hotels & Resorts, Inc.	560,800	12,640
ProLogis Trust	280,100	15,814
Public Storage, Inc.	42,200	3,657
United Dominion Realty Trust, Inc. (SBI)	235,200	7,176
Vornado Realty Trust	108,400	11,481
		140,662
Real Estate Management & Development - 0.3%
The St. Joe Co. (d)	85,900	4,377
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	175,200	5,922
Fannie Mae	339,100	17,854
Hudson City Bancorp, Inc.	1,088,600	14,217
NetBank, Inc.	250,189	1,536
Washington Federal, Inc.	73,784	1,639
		41,168
TOTAL FINANCIALS		442,987
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.5%
Biotechnology - 0.6%
Cephalon, Inc. (a)(d)	130,500	$ 7,441
Myogen, Inc. (a)	84,700	2,948
		10,389
Health Care Equipment & Supplies - 1.7%
Advanced Medical Optics, Inc. (a)	117,600	5,662
Aspect Medical Systems, Inc. (a)	3,500	68
C.R. Bard, Inc.	92,900	6,984
Cooper Companies, Inc.	16,300	815
Dade Behring Holdings, Inc.	165,173	6,688
Inverness Medical Innovations, Inc. (a)	33,700	1,138
Inverness Medical Innovations, Inc. (a)(e)	9,600	290
Varian Medical Systems, Inc. (a)	133,600	7,121
		28,766
Health Care Providers & Services - 3.4%
Brookdale Senior Living, Inc.	114,900	5,496
Capital Senior Living Corp. (a)	83,800	804
Chemed Corp.	194,450	7,663
Community Health Systems, Inc. (a)	285,100	11,050
DaVita, Inc. (a)	193,100	11,269
Emeritus Corp. (a)	94,600	1,862
Health Net, Inc. (a)	90,070	3,766
Omnicare, Inc.	124,200	5,628
United Surgical Partners International, Inc. (a)	191,600	5,407
UnitedHealth Group, Inc.	68,400	3,553
		56,498
Health Care Technology - 0.2%
Eclipsys Corp. (a)	107,600	1,840
IMS Health, Inc.	59,500	1,624
		3,464
Life Sciences Tools & Services - 0.6%
Thermo Electron Corp. (a)	65,700	2,575
Varian, Inc. (a)	140,534	6,560
		9,135
Pharmaceuticals - 1.0%
Johnson & Johnson	108,000	6,983
Medicis Pharmaceutical Corp. Class A	70,000	2,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
MGI Pharma, Inc. (a)	76,200	$ 1,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	176,900	6,149
		16,335
TOTAL HEALTH CARE		124,587
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
AAR Corp. (a)	104,700	2,336
DRS Technologies, Inc.	43,700	1,808
General Dynamics Corp.	47,700	3,222
Honeywell International, Inc.	63,200	2,447
		9,813
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	73,000	3,345
Airlines - 0.3%
TAM SA (PN) sponsored ADR (ltd. vtg.)	182,900	5,688
Building Products - 0.9%
Goodman Global, Inc.	322,600	4,062
Jacuzzi Brands, Inc. (a)	204,500	2,029
Masco Corp.	352,200	9,654
		15,745
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc.	462,976	4,787
Avery Dennison Corp.	64,500	3,995
CDI Corp.	48,600	1,018
Cintas Corp.	140,900	5,218
Clean Harbors, Inc.	3,000	125
Corrections Corp. of America (a)	11,500	723
Equifax, Inc.	76,200	2,422
The Brink's Co.	74,800	4,261
		22,549
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	60,000	1,621
Industrial Conglomerates - 1.5%
3M Co.	113,600	8,145
General Electric Co.	204,900	6,979
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	36,600	$ 3,069
Tyco International Ltd.	237,200	6,203
		24,396
Machinery - 1.0%
Briggs & Stratton Corp.	81,600	2,297
Deere & Co.	139,900	10,926
SPX Corp.	75,000	3,960
		17,183
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	174,200	11,663
CSX Corp.	102,800	3,107
Laidlaw International, Inc.	315,192	8,510
		23,280
Trading Companies & Distributors - 0.6%
UAP Holding Corp.	93,000	1,937
W.W. Grainger, Inc.	111,100	7,421
		9,358
TOTAL INDUSTRIALS		132,978
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.2%
ADC Telecommunications, Inc. (a)	160,642	2,193
Adtran, Inc.	138,900	3,454
Comverse Technology, Inc. (a)	213,800	4,468
Dycom Industries, Inc. (a)	331,500	6,713
Harris Corp.	82,600	3,628
		20,456
Computers & Peripherals - 1.5%
EMC Corp. (a)	148,900	1,735
Hewlett-Packard Co.	237,500	8,683
Intermec, Inc. (a)	151,800	4,548
NCR Corp. (a)	307,300	10,691
		25,657
Electronic Equipment & Instruments - 3.3%
Agilent Technologies, Inc. (a)	333,000	10,709
Arrow Electronics, Inc. (a)	236,600	6,601
Avnet, Inc. (a)	583,900	11,421
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	328,200	$ 9,091
Jabil Circuit, Inc.	164,500	4,414
Symbol Technologies, Inc.	1,067,700	12,823
		55,059
Internet Software & Services - 1.2%
VeriSign, Inc. (a)	184,600	3,736
Yahoo!, Inc. (a)	532,700	15,352
		19,088
IT Services - 0.6%
First Data Corp.	94,800	4,074
ManTech International Corp. Class A (a)	62,000	1,887
Paychex, Inc.	46,400	1,666
Satyam Computer Services Ltd. sponsored ADR	61,511	2,348
		9,975
Office Electronics - 0.6%
Xerox Corp. (a)	711,100	10,531
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	479,700	8,097
ASML Holding NV (NY Shares) (a)	306,600	6,764
Intel Corp.	325,200	6,354
Intersil Corp. Class A	149,800	3,797
KLA-Tencor Corp.	188,600	8,281
Lam Research Corp. (a)	105,100	4,497
LSI Logic Corp. (a)	389,100	3,132
Marvell Technology Group Ltd. (a)	28,000	490
Samsung Electronics Co. Ltd.	5,530	3,739
Spansion, Inc. Class A (d)	403,400	6,934
		52,085
Software - 4.1%
Activision, Inc. (a)	249,700	3,221
Autodesk, Inc. (a)	204,900	7,122
Cognos, Inc. (a)	189,500	6,163
Fair, Isaac & Co., Inc.	118,300	4,142
Hyperion Solutions Corp. (a)	161,900	5,362
Nintendo Co. Ltd.	35,900	7,364
Open Solutions, Inc. (a)	214,353	6,332
Quest Software, Inc. (a)	395,100	5,504
Symantec Corp. (a)	721,500	13,449
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	256,300	$ 6,613
Ubisoft Entertainment SA (a)	53,100	2,833
		68,105
TOTAL INFORMATION TECHNOLOGY		260,956
MATERIALS - 5.4%
Chemicals - 3.7%
Agrium, Inc.	182,900	4,248
Arkema sponsored ADR (a)	62,900	2,456
BOC Group PLC sponsored ADR	137,500	8,379
Celanese Corp. Class A	598,100	11,059
Chemtura Corp.	843,600	7,331
Cytec Industries, Inc.	166,400	8,877
FMC Corp.	32,100	1,962
Georgia Gulf Corp.	118,048	3,133
Rohm & Haas Co.	233,800	10,311
Syngenta AG sponsored ADR	146,900	4,335
		62,091
Metals & Mining - 1.5%
Alcoa, Inc.	162,600	4,649
Aleris International, Inc. (a)	92,700	4,753
Oregon Steel Mills, Inc. (a)	137,700	6,633
Titanium Metals Corp.	358,421	9,247
		25,282
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	582,132	2,370
TOTAL MATERIALS		89,743
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
BellSouth Corp.	172,700	7,032
NTELOS Holding Corp.	179,307	2,462
Qwest Communications International, Inc. (a)	992,700	8,746
TELUS Corp.	83,000	4,074
		22,314
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	27,400	1,268
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	15,900	$ 848
Sprint Nextel Corp.	421,200	7,127
		9,243
TOTAL TELECOMMUNICATION SERVICES		31,557
UTILITIES - 11.8%
Electric Utilities - 6.7%
E.ON AG	54,400	6,920
Edison International	652,100	28,461
Entergy Corp.	248,400	19,288
Exelon Corp.	360,600	21,989
FPL Group, Inc.	359,800	15,993
PPL Corp.	548,000	19,164
		111,815
Gas Utilities - 0.5%
Equitable Resources, Inc.	204,700	7,545
Independent Power Producers & Energy Traders - 3.1%
AES Corp. (a)	852,800	18,113
Dynegy, Inc. Class A (a)	632,700	3,923
NRG Energy, Inc.	245,000	12,407
TXU Corp.	257,200	17,029
		51,472
Multi-Utilities - 1.5%
CMS Energy Corp. (a)	663,500	9,714
Duke Energy Corp.	284,000	8,520
Wisconsin Energy Corp.	163,700	7,039
		25,273
TOTAL UTILITIES		196,105
TOTAL COMMON STOCKS (Cost $1,584,900)		1,666,845
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $36)	2,400	$ 0
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.31% (b)	5,564,382	5,564
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	12,818,117	12,818
TOTAL MONEY MARKET FUNDS (Cost $18,382)		18,382
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,603,318)		1,685,227
NET OTHER ASSETS - (1.0)%		(16,235)
NET ASSETS - 100%		$ 1,668,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $290,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 36
Inverness Medical Innovations, Inc.	8/17/06	$ 290
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,301
Fidelity Securities Lending Cash Central Fund	144
Total	$ 2,445
Income Tax Information

At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,610,190,000. Net unrealized appreciation aggregated $75,037,000, of which $120,141,000 related to appreciated investment securities and $45,104,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006